                                                    Registration No. 333-142455

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4
                            REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933     [X]
                         Pre-Effective Amendment No.    [_]
                       Post-Effective Amendment No. 16  [X]
                       (Check appropriate box or boxes)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                               -----------------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                               -----------------

                                  SHANE DALY
                 Vice President and Associate General Counsel
                     AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
           (Names and Addresses of Agents for Service (212)554-1234)

                               -----------------

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
    [_]Immediately upon filing pursuant to paragraph (b) of Rule 485.
    [_]On (date) pursuant to paragraph (b) of Rule 485.
    [X]60 days after filing pursuant to paragraph (a)(1) of Rule 485.
    [_]On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
    [_]This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================

EXPLANATORY NOTE:

This Post-Effective Amendment No. 16 ("PEA") to the Registration Statement No. 333-142455 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account No. 206 is being filed for the purpose of including in the Registration Statement the addition of the Guaranteed Interest Option reflected in the Prospectus. Part C has also been updated pursuant to the requirements of Form N-4. The PEA does not amend any other part of the Registration Statement except as specifically noted herein.

American Dental Association

Members Retirement Program


PROSPECTUS DATED MAY 1, 2017


PLEASE READ AND KEEP THIS PROSPECTUS FOR FUTURE REFERENCE. IT CONTAINS IMPORTANT INFORMATION THAT YOU SHOULD KNOW BEFORE PARTICIPATING IN THE PROGRAM OR ALLOCATING AMOUNTS UNDER THE CONTRACT. THIS PROSPECTUS SUPERSEDES ALL PRIOR PROSPECTUSES AND SUPPLEMENTS. YOU SHOULD READ THE PROSPECTUSES FOR EACH INVESTMENT TRUST WHICH CONTAIN IMPORTANT INFORMATION ABOUT THE PORTFOLIOS.

--------------------------------------------------------------------------------

ABOUT THE ADA PROGRAM


The Program provides members of the American Dental Association (the "ADA") and their eligible employees several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("Plan Trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. The investment options under the Program include: the 3-year and 5-year Guaranteed Rate Accounts, the Guaranteed Interest Option ("GIO"), the Money Market Guarantee Account and the variable investment options (the "Funds") listed in the table below.

As previously advised, on July 10, 2015, the 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account were closed to contributions, transfers and loan repayments. Also as previously advised, on January 27, 2017, the Money Market Guarantee Account was closed to new money.


WHAT IS THE ADA MEMBERS RETIREMENT PROGRAM CONTRACT?


The ADA Members Retirement Program contract is a deferred group annuity contract issued by AXA EQUITABLE LIFE INSURANCE COMPANY (the "AXA Equitable"). Contributions to the Plan trusts retained under the plans will be allocated among the Funds, the Guaranteed Rate Accounts, the Guaranteed Interest Option and our Money Market Guarantee Account, in accordance with participant instructions.


FUNDS
ASSET ALLOCATION RISK-BASED
--------------------------------------------------------------------------------
.. All Asset Aggressive-Alt 25/(1)/
.. All Asset Growth-Alt 20/(1)/
.. All Asset Moderate Growth-Alt 15/(1)/
.. AXA Aggressive Allocation
.. AXA Conservative Allocation
.. AXA Conservative-Plus
   Allocation
.. AXA Moderate Allocation
.. AXA Moderate-Plus Allocation
--------------------------------------------------------------------------------

ASSET ALLOCATION AGE-BASED
--------------------------------------------------------------------------------
.. Target 2015 Allocation
.. Target 2025 Allocation
.. Target 2035 Allocation
.. Target 2045 Allocation
.. Target 2055 Allocation
--------------------------------------------------------------------------------

CASH EQUIVALENTS
--------------------------------------------------------------------------------
.. Three-Year and Five-Year Guaranteed Rate Accounts
.. Money Market Guarantee Account
--------------------------------------------------------------------------------

INTERNATIONAL/GLOBAL STOCKS
--------------------------------------------------------------------------------
.. AXA Global Equity Managed Volatility
.. AXA International Core Managed Volatility
.. AXA/Templeton Global Equity Managed Volatility
.. EQ/MFS International Growth
--------------------------------------------------------------------------------

BONDS
--------------------------------------------------------------------------------
.. Charter/SM/ Multi-Sector Bond
.. EQ/Core Bond Index
.. Multimanager Core Bond
--------------------------------------------------------------------------------

LARGE CAP STOCKS
--------------------------------------------------------------------------------
.. AXA Large Cap Growth Managed Volatility
.. AXA Large Cap Value Managed Volatility

.. AXA/ClearBridge Large Cap Growth

.. EQ/Boston Advisors Equity Income
.. EQ/Equity 500 Index
.. EQ/Invesco Comstock
.. EQ/JPMorgan Value Opportunities
.. EQ/Large Cap Growth Index
.. EQ/T. Rowe Price Growth Stock


--------------------------------------------------------------------------------

MID CAP STOCKS
--------------------------------------------------------------------------------
.. EQ/Mid Cap Index

.. AXA Janus Enterprise

.. AXA Mid Cap Value Managed Volatility


--------------------------------------------------------------------------------

SMALL CAP STOCKS
--------------------------------------------------------------------------------
.. AXA/AB Small Cap Growth
.. EQ/GAMCO Small Company Value
.. EQ/Small Company Index
--------------------------------------------------------------------------------

SPECIALTY
--------------------------------------------------------------------------------
.. EQ/GAMCO Merger and Acquisitions
.. Multimanager Technology
--------------------------------------------------------------------------------
(1)The "All Asset" Portfolios.

You may allocate amounts to any of the Funds. Each Fund is a subaccount of Separate Account No. 206. Each of the Funds invests in shares of a corresponding portfolio ("Portfolio") of AXA Premier VIP Trust and EQ Advisors Trust (the "Investment Trusts"). You should also read the prospectuses for the Investment Trusts and keep them for future reference.


GUARANTEED OPTION. The guaranteed option we offer is the Guaranteed Interest Option. If you are an existing contract holder you may still have allocated values to the Money Market Guarantee Account or the 3-year Guaranteed Rate Account and a 5-year Guaranteed Rate Account. The 3-year and 5-year Guaranteed Rate Accounts and the Money Market Guarantee Account are closed to contributions, transfers and loan repayments.


This prospectus is a disclosure document and describes all of the contract's material features, benefits, rights and obligations, as well as other information. The description of the contract's material provisions in this prospectus is current as of the date of this prospectus. If certain material provisions under the contract are changed after the date of this prospectus in accordance with the contract, those changes will be described in a supplement to this prospectus. You should carefully read this prospectus in conjunction with any applicable supplements.


We have filed a registration statement relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2017, which is part of the registration statement, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC website at www.sec.gov. The SAI is available free of charge. You may request one by writing to our Processing Office at the ADA Members Retirement Program, c/o AXA Equitable, Box 4872, Syracuse, NY 13221 or calling
 1-800-223-5790.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.


                                                                        #291197

Contents of this Prospectus

--------------------------------------------------------------------------------





             Index of key words and phrases                      4
             Who is AXA Equitable?                               5
             How to reach us                                     6
             The Program at a glance -- key features             8
             Employer choice of retirement plans                 8
             Plan features                                       8
             The Contract at a glance -- key features            9

             ------------------------------------------------------
             FEE TABLE                                          10
             ------------------------------------------------------

             Example                                            11
             Condensed financial information                    11
             Financial statements of Funds                      11

             ------------------------------------------------------
             1. PROGRAM INVESTMENT OPTIONS                      12
             ------------------------------------------------------
             Investment options                                 12
             About Separate Account No. 206                     12
             The Investment Trusts                              12
             About your voting rights                           13
             Portfolios of the Investment Trusts                14
             The guaranteed options                             19

             ------------------------------------------------------
             2. HOW WE VALUE YOUR ACCOUNT BALANCE               20
             ------------------------------------------------------
             For amounts in the Funds                           20
             How we determine the unit value                    20
             How we value the assets of the Funds               20


-------------
When we use the words "we,""us" and "our," we mean AXA Equitable. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.
When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual plan participant in one or more of the plans available in the Program. For example, "you" and "your" may refer to the individual plan participant when the contract owner has instructed us to take participant in-plan instructions as the contract owner's instructions under the contract. For example, in "Transfers and access to your account."


As explained in certain sections, "you" and "your" may sometimes refer to the employer. For example, "The Program" section of this prospectus is primarily directed at the employer.
No person is authorized by AXA Equitable Life Insurance Company to give any information or make any representations other than those contained in this prospectus and the SAI, or in other printed or written materials issued by AXA Equitable. You should not rely on any other information or representation.

                          CONTENTS OF THIS PROSPECTUS

             ------------------------------------------------------
             3. TRANSFERS AND ACCESS TO YOUR ACCOUNT            21
             ------------------------------------------------------
             Transfers among investment options                 21
             Disruptive transfer activity                       21
             Our Automated Voice Response System and our
               internet website                                 22
             Participant loans                                  22
             Choosing benefit payment options                   22
             Spousal consent                                    24
             Proof of correct information                       24
             Benefits payable after the death of a participant  24

             ------------------------------------------------------
             4. THE PROGRAM                                     25
             ------------------------------------------------------
             Eligible employers                                 25
             Summary of plan choices                            25
             Getting started                                    25
             How to make Program contributions                  25
             Discontinuance of Program Contributions            26
             Allocating Program contributions                   26
             Distributions from the investment options          26
             Rules applicable to participant distributions      27

             ------------------------------------------------------
             5. CHARGES AND EXPENSES                            28
             ------------------------------------------------------
             Charges based on amounts invested in the Program Charges for state premium and other applicable
               taxes                                            28
             Fees paid to the American Dental Association       29
             General information on fees and charges            29

             ------------------------------------------------------
             6. TAX INFORMATION                                 30
             ------------------------------------------------------
             Buying a contract to fund a retirement arrangement 30 Income taxation of distributions to qualified
               plan participants                                30
             In-Plan Roth rollover                              31
             Impact of taxes to AXA Equitable                   31

             ------------------------------------------------------
             7. MORE INFORMATION                                32
             ------------------------------------------------------
             About program changes or terminations              32
             IRS disqualification                               32
             About the separate account                         32
             About the general account                          32
             Cybersecurity                                      32
             About legal proceedings                            33
             Financial statements                               33
             Distribution of the contracts                      33
             Reports we provide and available information       33
             Acceptance                                         33
            -----------------------------------------------------------
            APPENDIX
            -----------------------------------------------------------
             I   --   Condensed financial information              I-1
            II   --   State contract variations of certain
                        features and benefits                     II-1

            -----------------------------------------------------------
            STATEMENT OF ADDITIONAL INFORMATION
              Table of contents                                     38
            -----------------------------------------------------------

                          CONTENTS OF THIS PROSPECTUS

Index of key words and phrases

--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.

                                                               PAGE

            Automated Voice Response System                     22
            AXA Equitable                                        5
            beneficiary                                         22
            benefit payment options                             22
            business day                                        20
            contract                                             1
            contributions                                       25
            disruptive transfer activity                        21
            eligible rollover distributions                     30
            Fair valuation                                      20
            Funds                                                1
            GRAs                                                 9
            guaranteed options                                  19
            individually designed plan                          25
            IRA                                                 30
                                                               PAGE

            IRS Pre-Approved Plan                               25
            internet website                                    22
            investment options                                  12
            market timing                                       21
            Money Market Guarantee Account                      19
            Pooled Trust                                        25
            Portfolio                                            1
            Program                                             25
            Roth 401(k)                                         25
            separate accounts                                   32
            Separate Trust                                      25
            Underlying Portfolios                               11
            unit value                                          20
            unit                                                20
            3-year GRA                                          19
            5-year GRA                                          19

                        INDEX OF KEY WORDS AND PHRASES

Who is AXA Equitable?

--------------------------------------------------------------------------------


We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts. AXA Equitable is solely responsible for paying all amounts owed to you under your contract.


AXA Financial, Inc. and its consolidated subsidiaries managed approximately
$       billion in assets as of December 31, 2016. For more than 150 years AXA
Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

                             WHO IS AXA EQUITABLE?

HOW TO REACH US

You may communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location listed below.

You can reach us as indicated below to obtain:

..   Copies of any plans, trusts, adoption agreements, or enrollment or other forms used in the Program.

..   Unit values and other account information under your plan.

..   Any other information or materials that we provide in connection with the
    Program.

INFORMATION ON JOINING THE PROGRAM
--------------------------------------------------------------------------------
 BY PHONE:

  1-800-523-1125
  (Retirement Program Specialists
  available weekdays 9 a.m. to 5 p.m. Eastern Time)
--------------------------------------------------------------------------------
 BY REGULAR MAIL:

  The ADA Members Retirement Program
  c/o AXA Equitable
  Box 4875
  Syracuse, NY 13221
--------------------------------------------------------------------------------
 BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:

  The ADA Members Retirement Program
  c/o AXA Equitable
  100 Madison St., MD-37-12
  Syracuse, NY 13202
--------------------------------------------------------------------------------
 BY INTERNET:

The ADA Members Retirement Program Website www.axa.com/ada, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on either "Contact us" or "Send E-Mail to AXA Equitable."

NO PERSON IS AUTHORIZED BY AXA EQUITABLE LIFE INSURANCE COMPANY TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY AXA EQUITABLE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

INFORMATION ONCE YOU JOIN THE PROGRAM
--------------------------------------------------------------------------------
 BY PHONE:

1-800-223-5790 (U.S.) or 1-800-223-5790-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. (Account Executives available weekdays 9 a.m. to 5 p.m. Eastern Time)
--------------------------------------------------------------------------------
 TOLL-FREE AUTOMATED VOICE RESPONSE SYSTEM FOR AMOUNTS IN THE PLAN TRUST:

By calling 1-800-223-5790 or 1-800-223-5790-0 you may, with your assigned personal security code, use our Automated Voice Response System to:

..   Transfer assets between investment options and obtain account information.

..   Change the allocation of future contributions and maturing guaranteed options.

..   Hear personalized performance information and Fund unit values.

Our Automated Voice Response System operates 24 hours a day. You may speak with our Account Executives during regular business hours.
--------------------------------------------------------------------------------
 BY INTERNET FOR AMOUNTS IN THE PLAN TRUST:

By logging on to www.axa.com/ada, both participants and employers can access certain retirement account information and perform certain financial transactions. Participants can access the information by clicking on Participant Log-In and entering their credentials. Participants can use the Internet to access certain retirement account information and perform certain transactions such as:

..   Investment performance, current Fund unit values, and current guaranteed option interest rates.

..   Transfer assets between investment options and obtain account balance information.

..   Change the allocation of future contributions.

Employers can access information by clicking on Employer Log-In and entering their User ID and Password. Employers can use the Internet to access certain plan level retirement account information and perform certain transactions such as:

..   Online remittal of Contributions

..   Online remittal of annual Plan and Participant Census Information

..   Online Form 5500 preparation and filing (IRS Pre-Approved Plans only)
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITHOUT CONTRIBUTION CHECKS SENT BY REGULAR MAIL:

  The ADA Members Retirement Program
  P.O. Box 4872
  Syracuse, NY 13221
--------------------------------------------------------------------------------
 FOR CORRESPONDENCE WITH CONTRIBUTION CHECKS SENT BY REGULAR MAIL:

  The Association Members Retirement Program
  P.O. Box 13678
  Newark, NJ 07188-3678
--------------------------------------------------------------------------------
 FOR ALL CORRESPONDENCE (WITH OR WITHOUT CONTRIBUTION CHECKS) SENT BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:

  AXA Equitable
  Association Service MD-37-12
  100 Madison Street
  Syracuse, NY 13202

                             WHO IS AXA EQUITABLE?

Your correspondence will be picked up at the mailing address noted above and delivered to our Processing Office. Your correspondence, however, is not considered received by us until it is received at our Processing Office. Our Processing Office is located at 100 Madison Street, Syracuse, NY 13202.
--------------------------------------------------------------------------------
 BY E-MAIL:

We welcome your comments and questions regarding the ADA Members Retirement Program or website. If you have a comment or suggestion please email us from the Program website. Go to www.axa.com/ada, Participant Services and click on "Contact Us" or click on "e-mail the ADA Members Retirement Program."

                             WHO IS AXA EQUITABLE?

The Program at a glance -- key features

--------------------------------------------------------------------------------

EMPLOYER CHOICE OF RETIREMENT PLANS

Our IRS Pre-Approved Plan ("Plan") is a defined contribution prototype or volume submitter plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k), safe harbor 401(k) and Roth 401(k) features are available) and a defined contribution pension plan, or both. A "designated Roth contribution" ("Roth 401(k)") may be added to any of the 401(k) features. It allows eligible employees to designate all or part of their elective deferrals as Roth contributions. See "Tax Information" below.

The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the IRS Pre-Approved Plan.

If you maintain your own individually-designed plan, which invests through our Investment Only arrangement, you may use the investment options in the Program through our Pooled Trust.

PLAN FEATURES

IRS PRE-APPROVED PLAN:

..   Program investment options used as the only investment choices.

..   Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

..   Use of our Separate Trust.

..   No minimum amount must be invested.

..   Online Form 5500 reporting.

..   Automatic updates for law changes (may require employer adoption) and reporting.

INVESTMENT ONLY:

..   Our Pooled Trust is adopted for investment use only.

..   Recordkeeping services provided for plan assets in Pooled Trust.

PLAN CHARGES AND EXPENSES:

..   Plan and transaction charges vary by type of plan adopted, or by specific transaction.

ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE PLAN TRUSTS:

..   Toll-free number available for transfers and account information.

..   Internet website access to account information and transactions.

..   Participant loans (if elected by your employer; some restrictions apply;
    not applicable to Investment Only).

..   Regular statements of account.

..   Retirement Program Specialist and Retirement Plan Account Manager support.

..   Daily valuation of accounts.

-----------------------------------------------------------------------------------------
                      IRS PRE-APPROVED                  POOLED TRUST FOR
                      PLAN                              INDIVIDUALLY DESIGNED PLANS
-----------------------------------------------------------------------------------------
WHO SELECTS           Participant                       Participant or trustee, as
INVESTMENTS?                                            specified under your Plan
-----------------------------------------------------------------------------------------
ARE LOANS AVAILABLE?  Yes, if permitted under your Plan No
-----------------------------------------------------------------------------------------
WHEN ARE YOU          Upon retirement, death,           Benefits depend upon the terms
ELIGIBLE FOR          disability or termination of      of your Plan
DISTRIBUTIONS?        employment
-----------------------------------------------------------------------------------------

                    THE PROGRAM AT A GLANCE -- KEY FEATURES

The Contract at a glance -- key features

--------------------------------------------------------------------------------

GUARANTEED OPTIONS:


The guaranteed options include two Guaranteed Rate Accounts ("GRAs"), the Guaranteed Interest Option and a Money Market Guarantee Account. The Money Market Guarantee Account and the two Guaranteed Rate Accounts were closed to contributions, transfers and loan repayments. See "Guaranteed investment options" under "Program investment options" later in this prospectus.


TAX ADVANTAGES:

..   On earnings: No tax on investment earnings until withdrawn.

..   On transfers: No tax on internal transfers.

TAX NOTE:

Because you are purchasing an annuity contract to fund a qualified employer sponsored retirement arrangement, you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the Internal Revenue Code (the "Code"). Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)

CONTRACT CHARGES AND EXPENSES:

..   Program expense charge assessed against combined value of Program assets in the Plan Trust.

..   Administration fees and other expenses charged on a Fund-by-Fund basis, as applicable.

..   Record maintenance and report fee.

..   Enrollment fee.

..   Annuity administrative fee.

..   Indirectly, charges of underlying investment vehicles for investment management, administrative fees and other expenses.

BENEFIT PAYMENT OPTIONS:

..   Lump sum.

..   Installments on a time certain or dollar certain basis including automated minimum distributions if elected.

..   Fixed annuity benefit payout options as available under your employer's plan.

..   Variable annuity benefit payout options as available under your employer's plan (described in a separate prospectus for that option).

For more detailed information, we urge you to read the contents of this prospectus. This prospectus is not the group annuity contract. Please feel free to call us if you have any questions.

CONTRIBUTIONS:

..   Can be allocated to any one option or divided among them.

..   Must be made by check or money order payable to AXA Equitable or remitted online.

..   Must be sent along with the form acceptable to AXA.

..   Are credited on the day of receipt if accompanied by properly completed forms. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

TRANSFERS AMONG INVESTMENT OPTIONS:

..   Generally, amounts may be transferred among the investment options at any time.

..   Transfers may be made through our Automated Voice Response System or
    Program website.

..   There is no charge for transfers and no tax liability.

..   Transfers from the Guaranteed Rate Accounts may not be made prior to maturity.

                   THE CONTRACT AT A GLANCE -- KEY FEATURES

Fee table

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay if you purchase a variable annuity payout option. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may apply. Charges for certain features shown in the fee table are mutually exclusive.

-------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE TIME YOU REQUEST CERTAIN
TRANSACTIONS
-------------------------------------------------------------------------------

Charge if you purchase a variable annuity payout option (which
is described in a separate prospectus for that option)           $350

Premium tax charge if you select an annuity payout option/(1)/   0.00%-1.00%
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying Portfolio or Investment Trust fees and expenses.

-------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR INVESTMENT OPTIONS EXPRESSED AS AN ANNUAL
PERCENTAGE OF DAILY NET ASSETS
-------------------------------------------------------------------------------
Program expense charge/(2)/                                  1.00% (Maximum)
                                                             0.49% (Current)
Fund related other expenses/(3)/                             0.01%

-------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE END OF EACH CALENDAR QUARTER
-------------------------------------------------------------------------------
Record maintenance and report fee/(4)/                                 $3.00

-------------------------------------------------------------------------------
CHARGES WE MAY DEDUCT FROM YOUR ACCOUNT VALUE
-------------------------------------------------------------------------------
Enrollment fee/(5)/                                      $25 per participant
-------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any Fund you are using. This table shows the lowest and highest total operating expenses charged by any of the Portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the Portfolio's net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related Fund. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each Portfolio's fees and expenses is contained in the Investment Trust prospectus for the Portfolio.


-------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
ASSETS
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 (expenses
that are deducted from Portfolio assets including management     Lowest Highest
fees, service fees, and/or other expenses)/(/*/)/                __%    __%
-------------------------------------------------------------------------------



(*)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2016, if applicable, and for the underlying Portfolios. Pursuant to a contract, AXA Equitable Funds Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2018 ("Expense Limitation Arrangement") (unless the Trust's Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by AXA Equitable Funds Management Group, LLC at any time after April 30, 2018. The range of expenses in the table above does not include the effect of any Expense Limitation Arrangement. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.



-------------------------------------------------------------------------------
 PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET
 ASSETS
-------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses for 2016 after the     Lowest Highest
effect of Expense Limitation Arrangements/(**)/                  __%    __%
-------------------------------------------------------------------------------


(**)"Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for the underlying portfolios. In addition, the "Lowest" represents the total annual operating expenses of the EQ/Equity 500 Index Portfolio. The "Highest" represents the total annual operating expenses of the All Asset Aggressive-Alt 25 Portfolio.

   For complete information regarding the Expense Limitation Arrangements see the prospectuses for the underlying Portfolios.

(1)We reserve the right to deduct the premium tax charge from each contribution or from distributions or upon termination of your contract.


(2)This charge will fluctuate from year to year based on assets in the Investment Trusts and the number of participants enrolled in the Program. Based on the number of participants in the program and the assets in the Investment Trusts, we anticipate that the program expense charge for the 12 month period beginning May 1, 2017 will be 0.49%. This charge is also deducted from amounts in the GRAs, GIO and the Money Market Guarantee Account. For a description of how it is calculated for amounts in the Funds, GRAs, GIO and the Money Market Guarantee Account, see "Charges based on amounts in the Program" in "Charges and expenses" later in this Prospectus.

(3)These expenses vary by investment Fund and will fluctuate from year to year based on actual expenses. The percentage set forth in the table represents the highest other expenses incurred by a Fund during the fiscal year ended December 31, 2016. These expenses may be higher based on the expenses incurred by the Funds during the fiscal year ended December 31, 2017.


(4)For Investment Only retirement arrangements, the fee is $1.00 per quarter.

(5)This fee is charged to the employer. If the employer fails to pay this charge, we may deduct it from participant's account value or from subsequent contributions.

                                   FEE TABLE

EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Underlying Portfolio fees and expenses.

This example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated and assumes the maximum charges applicable under the contract, including the maximum program expense charge and the maximum program-related other expenses, as well as the record maintenance and report fee and the enrollment fee. For purposes of this example, the program expense charge has been rounded to 1.00%. Since under the example assumptions no surrender charge or redemption charge would apply in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.


The charges used in the example are the maximum expenses. The Guaranteed Rate Accounts, the Guaranteed Interest Option and Money Market Guarantee Account are not covered by the fee table and example. However, the ongoing expenses do apply to the Guaranteed Rate Accounts, the Guaranteed Interest Option and Money Market Guarantee Account. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance.


This example assumes that you invest $10,000 in the indicated options under the contract for the time periods shown. The example also assumes that your investment has a 5% return each year and assumes the maximum contract charges and total annual expenses of the portfolios (before expense limitations) described above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------------------------------
                                      IF YOU SURRENDER OR DO NOT
                                    SURRENDER YOUR CONTRACT AT THE END     IF YOU ANNUITIZE AT THE
                                     OF THE APPLICABLE TIME PERIOD     END OF THE APPLICABLE TIME PERIOD
--------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                      1 YEAR    3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS 5 YEARS 10 YEARS
--------------------------------------------------------------------------------------------------------
(a)assuming maximum fees and
   expenses of any of the
   Portfolios                        $325      $942   $1,581   $3,288   $675    $1,292  $1,931   $3,638
--------------------------------------------------------------------------------------------------------
(b)assuming minimum fees and
   expenses of any of the
   Portfolios                        $176      $494   $  832   $1,777   $526    $  844  $1,182   $2,127
--------------------------------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION


Please see Appendix I at the end of this prospectus for unit values and the number of units outstanding of each Fund available as of December 31, 2016.


FINANCIAL STATEMENTS OF FUNDS

Each of the Funds is part of our Separate Account No. 206 as described in "About the separate account" under "More information" later in this prospectus. The financial statements for Separate Account No. 206 may be found in the SAI for this prospectus.

                                   FEE TABLE

1. Program investment options

--------------------------------------------------------------------------------

INVESTMENT OPTIONS


We offer various investment options under the contract which include: variable investment options that we call the "Funds", two Guaranteed Rate Accounts, the Guaranteed Interest Option and the Money Market Guarantee Account. The two Guaranteed Rate Accounts and the Money Market Guarantee Account are no longer being sold. We reserve the right to discontinue the offering of any Funds or any guaranteed options at any time.


You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectuses for the Investment Trusts contain this and other important information about those funds. The prospectuses should be read carefully before investing.

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Account Executive is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

ABOUT SEPARATE ACCOUNT NO. 206

Each variable investment option is a subaccount of Separate Account No. 206. We established Separate Account No. 206 in 1999 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account No. 206 and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account No. 206 operations are accounted for without regard to AXA Equitable's other operations. The amount of some of our obligations under the contracts is based on the assets in Separate Account No. 206. However, the obligations themselves are obligations of AXA Equitable.

Separate Account No. 206 and AXA Equitable are not required to register, and are not registered, as investment companies under the Investment Company Act of 1940.

Each sub-account (Fund) within the Separate Account invests solely in class K shares issued by the corresponding portfolio of its Investment Trust.

We reserve the right subject to compliance with laws that apply:

(1)to add Funds to, or to remove Funds from, the Separate Account, or to add other separate accounts;

(2)to combine any two or more Funds;

(3)to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any Fund to another Fund;

(4)to operate the Separate Account or any Fund as a management investment company (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against the Separate Account or a Fund directly);

(5)to restrict or eliminate any voting rights as to the Separate Account;

(6)to register or deregister the Separate Account or any variable investment option under the Investment Company Act of 1940, provided that such action conforms with the requirements of applicable law;

(7)to cause one or more Funds to invest some or all of their assets in one or more other trusts or investment companies; and

(8)to unilaterally change your contract in order to comply with any applicable laws and regulations, including but not limited to changes in the Internal Revenue Code, in Treasury regulations or in published rulings of the Internal Revenue Service, ERISA and in Department of Labor regulations.

Any change in the contract must be in writing and made by our authorized officer. We will provide notice of any contract change.

THE INVESTMENT TRUSTS

The Investment Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Investment Trust issues different shares relating to each portfolio.

The Investment Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Investment Trust shares are reinvested in full. The Board of Trustees of each Investment Trust serves for the benefit of each Investment Trust's shareholders. The Board of Trustees may take many actions regarding the portfolios (for example, the Board of Trustees can establish additional portfolios or eliminate existing portfolios; change portfolio investment objectives; and change portfolio investment policies and strategies). In accordance with applicable law, certain of these changes may be implemented without a shareholder vote and, in certain instances, without advanced notice. More detailed information about certain actions subject to notice and shareholder vote for each Investment Trust, and other information about the portfolios, including portfolio investment objectives, policies, restrictions,

                          PROGRAM INVESTMENT OPTIONS
risks, expenses, its Rule 12b-1 plan and other aspects of its operations, appears in the prospectuses for each Investment Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

The Funds invest in corresponding portfolios of the Investment Trusts. The investment results you will experience in any one of those Funds will depend on the investment performance of the corresponding portfolios.

ABOUT YOUR VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the Guaranteed Options.

However, as the owner of shares of the Investment Trusts, we have the right to vote on certain matters involving the Portfolios, such as:

..   the election of trustees;

..   the formal approval of independent public accounting firms selected for each Investment Trust; or

..   any other matters described in each prospectus for the Investment Trusts or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners/participants the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners/participants, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners/participants vote. One effect of proportional voting is that a small number of contract owners may determine the outcome of a vote.

The Investment Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's annuity and/or variable life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees of each Investment Trust intends to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

SEPARATE ACCOUNT NO. 206 VOTING RIGHTS

If actions relating to the Separate Account require contract owner/ participant approval, contract owners/participants will be entitled to one vote for each unit they have in the variable investment options. Each contract owner/participant who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners/participants.

                          PROGRAM INVESTMENT OPTIONS

PORTFOLIOS OF THE INVESTMENT TRUSTS

We offer affiliated Trusts, which in turn offer one or more Portfolios. AXA Equitable Funds Management Group, LLC ("AXA FMG"), a wholly owned subsidiary of AXA Equitable, serves as the investment manager of the Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some affiliated Portfolios, AXA FMG has entered into sub-advisory agreements with one or more investment advisers (the "sub-advisers") to carry out the investment decisions for the Portfolios. As such, among other responsibilities, AXA FMG oversees the activities of the sub-advisers with respect to the affiliated Trusts and is responsible for retaining or discontinuing the services of those sub-advisers. The chart below indicates the sub-adviser(s) for each Portfolio, if any. The chart below also shows the currently available Portfolios and their investment objectives.

You should be aware that AXA Advisors, LLC and AXA Distributors, LLC (together, the "Distributors") directly or indirectly receive 12b-1 fees from the Portfolios for providing certain distribution and/or shareholder support services. These fees will not exceed 0.25% of the Portfolios' average daily net assets. The Portfolios' sub-advisers and/or their affiliates may also contribute to the cost of expenses for sales meetings or seminar sponsorships that may relate to the contracts and/or the sub-advisers' respective Portfolios. In addition, AXA FMG, a wholly owned subsidiary of AXA Equitable, receives management fees and administrative fees in connection with the services it provides to the Portfolios.

As a participant, you may bear the costs of some or all of these fees and payments through your indirect investment in the Portfolios. (See the Portfolios' prospectuses for more information.) These fees and payments, as well as the Portfolios' investment management fees and administrative expenses, will reduce the underlying Portfolios' investment returns. AXA Equitable may profit from these fees and payments. AXA Equitable considers the availability of these fees and payment arrangements during the selection process for the underlying Portfolios. These fees and payment arrangements may create an incentive for us to select Portfolios (and classes of shares of Portfolios) that pay us higher amounts.

Some Portfolios invest in other affiliated Portfolios (the "AXA Fund of Fund Portfolios"). The AXA Fund of Fund Portfolios offer participants a convenient opportunity to invest in other Portfolios that are managed and have been selected for inclusion in the AXA Fund of Fund Portfolios by AXA FMG. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such Portfolios to participants and/or suggest that participants consider whether allocating some or all of their account value to such Portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Fund of Fund Portfolios than certain other Portfolios available to you under your contract. Please see "Allocating your contributions" later in this section for more information about your role in managing your allocations.

As described in more detail in the Portfolio prospectuses, the AXA Managed Volatility Portfolios may utilize a proprietary volatility management strategy developed by AXA FMG (the "AXA volatility management strategy"), and, in addition, certain AXA Fund of Fund Portfolios may invest in Portfolios that utilize this strategy. The AXA volatility management strategy uses futures and options, such as exchange-traded futures and options contracts on securities indices, to reduce the Portfolio's equity exposure during periods when certain market indicators indicate that market volatility is above specific thresholds set for the Portfolio. When market volatility is increasing above the specific thresholds set for a Portfolio utilizing the AXA volatility management strategy, the manager of the Portfolio may reduce equity exposure. Although this strategy is intended to reduce the overall risk of investing in the Portfolio, it may not effectively protect the Portfolio from market declines and may increase its losses. Further, during such times, the Portfolio's exposure to equity securities may be less than that of a traditional equity portfolio. This may limit the Portfolio's participation in market gains and result in periods of underperformance, including those periods when the specified benchmark index is appreciating, but market volatility is high.

The AXA Managed Volatility Portfolios that include the AXA volatility management strategy as part of their investment objective and/or principal investment strategy, and the AXA Fund of Fund Portfolios that invest in other Portfolios that use the AXA volatility management strategy, are identified below in the chart by a "(check mark)" under the column entitled "Volatility Management."

Portfolios that utilize the AXA volatility management strategy (or, in the case of certain AXA Fund of Fund Portfolios, invest in other Portfolios that use the AXA volatility management strategy) are designed to reduce the overall volatility of your account value and provide you with risk-adjusted returns over time. The reduction in volatility helps us manage the risks associated with providing guaranteed benefits during times of high volatility in the equity market. During rising markets, the AXA volatility management strategy, however, could result in your account value rising less than would have been the case had you been invested in a Portfolio that does not utilize the AXA volatility management strategy or, in the case of the AXA Fund of Fund Portfolios, that invest exclusively in other Portfolios that do not use the AXA volatility management strategy. Conversely, investing in investment options that feature a managed-volatility strategy may be helpful in a declining market when high market volatility triggers a reduction in the investment option's equity exposure because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your account value may decline less than would have been the case had you not been invested in investment options that feature a volatility management strategy.

Please see the underlying Portfolio prospectuses for more information in general, as well as more information about the AXA volatility management strategy. Please further note that certain other Portfolios may utilize volatility management techniques that differ from the AXA volatility management strategy. Any such Portfolio is not identified under "Volatility Management" below in the chart. Such techniques could also impact your account value in the same manner described above. Please see the Portfolio prospectuses for more information about the Portfolios' objective and strategies.

Portfolio allocations in certain AXA variable annuity contracts with guaranteed benefits are subject to our Asset Transfer Program (ATP) feature. The ATP helps us manage our financial exposure in connection with providing certain guaranteed benefits, by using predetermined mathematical

                          PROGRAM INVESTMENT OPTIONS
formulas to move account value between the AXA Ultra Conservative Strategy Portfolio (an investment option utilized solely by the ATP) and the other Portfolios offered under those contracts. You should be aware that operation of the predetermined mathematical formulas underpinning the ATP has the potential to adversely impact the Portfolios, including their performance, risk profile and expenses. This means that Portfolio investments in contracts with no ATP feature, such as yours, could still be adversely impacted. Particularly during times of high market volatility, if the ATP triggers substantial asset flows into and out of a Portfolio, it could have the following effects on all contract owners invested in that Portfolio:

   (a)By requiring a Portfolio sub-adviser to buy and sell large amounts of securities at inopportune times, a Portfolio's investment performance and the ability of the sub-adviser to fully implement the Portfolio's investment strategy could be negatively affected; and

   (b)By generating higher turnover in its securities or other assets than it would have experienced without being impacted by the ATP, a Portfolio could incur higher operating expense ratios and transaction costs than comparable funds. In addition, even Portfolios structured as funds-of-funds that are not available for investment by contract owners who are subject to the ATP could also be impacted by the ATP if those Portfolios invest in underlying funds that are themselves subject to significant asset turnover caused by the ATP. Because the ATP formulas generate unique results for each contract, not all contract owners who are subject to the ATP will be affected by operation of the ATP in the same way. On any particular day on which the ATP is activated, some contract owners may have a portion of their account value transferred to the AXA Ultra Conservative Strategy investment option and others may not. If the ATP causes significant transfers of total account value out of one or more Portfolios, any resulting negative effect on the performance of those Portfolios will be experienced to a greater extent by a contract owner (with or without the ATP) invested in those Portfolios whose account value was not subject to the transfers.

-------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP
 TRUST --                                                                          INVESTMENT MANAGER (OR
 CLASS K SHARES                                                                    SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                     AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE       Seeks to achieve long-term capital appreciation.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE     Seeks to achieve a high level of current income.              .   AXA Equitable Funds        (check mark)
  ALLOCATION                                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA                  Seeks to achieve current income and growth of capital,        .   AXA Equitable Funds        (check mark)
  CONSERVATIVE-PLUS  with a greater emphasis on current income.                        Management Group, LLC
  ALLOCATION
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE         Seeks to achieve long-term capital appreciation and current   .   AXA Equitable Funds        (check mark)
  ALLOCATION         income.                                                           Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS    Seeks to achieve long-term capital appreciation and current   .   AXA Equitable Funds        (check mark)
  ALLOCATION         income, with a greater emphasis on capital appreciation.          Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
CHARTER/SM/          Seeks to achieve high total return through a combination      .   AXA Equitable Funds
  MULTI-SECTOR BOND  of current income and capital appreciation.                       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2015          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2025          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2035          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2045          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
TARGET 2055          Seeks the highest total return over time consistent with its  .   AXA Equitable Funds
  ALLOCATION         asset mix. Total return includes capital growth and income.       Management Group, LLC

-------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                                  INVESTMENT MANAGER (OR
 CLASS K SHARES                                                                      SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME            OBJECTIVE                                                 AS APPLICABLE)                 MANAGEMENT
-------------------------------------------------------------------------------------------------------------------------------
ALL ASSET                  Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
  AGGRESSIVE - ALT 25/(1)/ with a greater emphasis on capital appreciation.              Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
ALL ASSET GROWTH -         Seeks long-term capital appreciation and current income.  .   AXA Equitable Funds
  ALT 20/(1)/                                                                            Management Group, LLC
-------------------------------------------------------------------------------------------------------------------------------
ALL ASSET                  Seeks long-term capital appreciation and current income,  .   AXA Equitable Funds
  MODERATE GROWTH -        with a greater emphasis on current income.                    Management Group, LLC
  ALT 15/(1)/
-------------------------------------------------------------------------------------------------------------------------------
AXA/AB SMALL CAP           Seeks to achieve long-term growth of capital.             .   AllianceBernstein L.P.
  GROWTH
-------------------------------------------------------------------------------------------------------------------------------

                          PROGRAM INVESTMENT OPTIONS

----------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                             INVESTMENT MANAGER (OR
 CLASS K SHARES                                                                 SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                                  AS APPLICABLE)                 MANAGEMENT
----------------------------------------------------------------------------------------------------------------------------
AXA GLOBAL EQUITY    Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Morgan Stanley Investment
                                                                                    Management Inc.
                                                                                .   OppenheimerFunds, Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA INTERNATIONAL    Seeks to achieve long-term growth of capital with an       .   AXA Equitable Funds        (check mark)
  CORE MANAGED       emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY         in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   EARNEST Partners, LLC
                                                                                .   Massachusetts Financial
                                                                                    Services Company d/b/a
                                                                                    MFS Investment Management
                                                                                .   Federated Global
                                                                                    Investment Management
                                                                                    Corp.
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP        Seeks to provide long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GROWTH MANAGED     emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
  VOLATILITY         in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   HS Management Partners,
                                                                                    LLC
                                                                                .   Loomis, Sayles & Company,
                                                                                    L.P.
                                                                                .   Polen Capital Management,
                                                                                    LLC
                                                                                .   T. Rowe Price Associates,
                                                                                    Inc.
----------------------------------------------------------------------------------------------------------------------------
AXA LARGE CAP VALUE  Seeks to achieve long-term growth of capital with an       .   AllianceBernstein L.P.     (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility  .   AXA Equitable Funds
                     in the Portfolio.                                              Management Group, LLC
                                                                                .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Massachusetts Financial
                                                                                    Services Company d/b/a
                                                                                    MFS Investment Management
----------------------------------------------------------------------------------------------------------------------------
AXA MID CAP VALUE    Seeks to achieve long-term capital appreciation with an    .   AXA Equitable Funds        (check mark)
  MANAGED VOLATILITY emphasis on risk-adjusted returns and managing volatility      Management Group, LLC
                     in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Diamond Hill Capital
                                                                                    Management, Inc.
                                                                                .   Wellington Management
                                                                                    Company, LLP
----------------------------------------------------------------------------------------------------------------------------
AXA/CLEARBRIDGE      Seeks to achieve long-term capital growth.                 .   ClearBridge Investments,
  LARGE CAP GROWTH                                                                  LLC
----------------------------------------------------------------------------------------------------------------------------
AXA/JANUS ENTERPRISE Seeks to achieve capital growth.                           .   Janus Capital Management
                                                                                    LLC
----------------------------------------------------------------------------------------------------------------------------
AXA/TEMPLETON        Seeks to achieve long-term capital growth with an          .   AXA Equitable Funds        (check mark)
  GLOBAL EQUITY      emphasis on risk adjusted returns and managing volatility      Management Group, LLC
  MANAGED VOLATILITY in the Portfolio.                                          .   BlackRock Investment
                                                                                    Management, LLC
                                                                                .   Templeton Investment
                                                                                    Counsel, LLC
----------------------------------------------------------------------------------------------------------------------------

                          PROGRAM INVESTMENT OPTIONS

-----------------------------------------------------------------------------------------------------------------------------

 EQ ADVISORS TRUST
 --
 CLASS K
 SHARES
                                                                                        INVESTMENT MANAGER (OR
 PORTFOLIO                                                                              SUB-ADVISER(S),           VOLATILITY
 NAME               OBJECTIVE                                                           AS APPLICABLE)            MANAGEMENT
-----------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON           Seeks a combination of growth and income to achieve an              .   Boston Advisors, LLC
  ADVISORS          above-average and consistent total return.
  EQUITY
  INCOME
-----------------------------------------------------------------------------------------------------------------------------
EQ/CORE             Seeks to achieve a total return before expenses that                .   SSgA Funds
  BOND              approximates the total return performance of the Barclays               Management, Inc.
  INDEX             U.S. Intermediate Government/Credit Bond Index, including
                    reinvestment of dividends, at a risk level consistent with that of the Barclays U.S. Intermediate Government/Credit Bond Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY           Seeks to achieve a total return before expenses that                .   AllianceBernstein
  500               approximates the total return performance of the Standard &             L.P.
  INDEX             Poor's 500 Composite Stock Price Index, including
                    reinvestment of dividends, at a risk level consistent with that of the Standard & Poor's 500 Composite Stock Price Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO            Seeks to achieve capital appreciation.                              .   GAMCO Asset
  MERGERS                                                                                   Management, Inc.
  AND
  ACQUISITIONS
-----------------------------------------------------------------------------------------------------------------------------
EQ/GAMCO            Seeks to maximize capital appreciation.                             .   GAMCO Asset
  SMALL                                                                                     Management, Inc.
  COMPANY
  VALUE
-----------------------------------------------------------------------------------------------------------------------------
                    Seeks to achieve capital growth and income.                         .   Invesco Advisers,
  EQ/INVESCO                                                                                Inc.
  COMSTOCK
-----------------------------------------------------------------------------------------------------------------------------
                    Seeks to achieve long-term capital appreciation.                    .   J.P. Morgan
  EQ/JPMORGAN                                                                               Investment
  VALUE                                                                                     Management Inc.
  OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------
EQ/LARGE            Seeks to achieve a total return before expenses that                .   AllianceBernstein
  CAP               approximates the total return performance of the Russell 1000(R)        L.P.
  GROWTH            Growth Index, including reinvestment of dividends at a risk level
  INDEX             consistent with that of the Russell 1000(R) Growth Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/MFS              Seeks to achieve capital appreciation.                              .   Massachusetts
  INTERNATIONAL                                                                             Financial Services
  GROWTH                                                                                    Company d/b/a MFS
                                                                                            Investment Management
-----------------------------------------------------------------------------------------------------------------------------
EQ/MID              Seeks to achieve a total return before expenses that                .   SSgA Funds
  CAP               approximates the total return performance of the Standard               Management, Inc.
  INDEX             & Poor's Mid Cap 400 Index, including reinvestment of
                    dividends, at a risk level consistent with that of the
                    Standard & Poor's Mid Cap 400 Index.
-----------------------------------------------------------------------------------------------------------------------------
EQ/SMALL            Seeks to replicate as closely as possible (before expenses)         .   AllianceBernstein
  COMPANY           the total return of the Russell 2000(R) Index.                          L.P.
  INDEX
-----------------------------------------------------------------------------------------------------------------------------
EQ/T.               Seeks to achieve long-term capital appreciation and                 .   T. Rowe Price
  ROWE              secondarily, income.                                                    Associates, Inc.
  PRICE
  GROWTH
  STOCK
-----------------------------------------------------------------------------------------------------------------------------
                    Seeks to achieve a balance of high current income and               .   AXA Equitable Funds
  MULTIMANAGER      capital appreciation, consistent with a prudent level of risk.          Management Group, LLC
  CORE                                                                                  .   BlackRock Financial
  BOND                                                                                      Management, Inc.
                                                                                        .   DoubleLine Capital LP
                                                                                        .   Pacific Investment
                                                                                            Management Company
                                                                                            LLC
                                                                                        .   SSgA Funds
                                                                                            Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------

                          PROGRAM INVESTMENT OPTIONS

--------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
 --                                                                 INVESTMENT MANAGER (OR
 CLASS K SHARES                                                     SUB-ADVISER(S),                VOLATILITY
 PORTFOLIO NAME      OBJECTIVE                                      AS APPLICABLE)                 MANAGEMENT
--------------------------------------------------------------------------------------------------------------
MULTIMANAGER         Seeks to achieve long-term growth of capital.  .   Allianz Global Investors
  TECHNOLOGY                                                            U.S. LLC
                                                                    .   AXA Equitable Funds
                                                                        Management Group, LLC
                                                                    .   SSgA Funds Management,
                                                                        Inc.
                                                                    .   Wellington Management
                                                                        Company, LLP
--------------------------------------------------------------------------------------------------------------

(1)The "All Asset" Portfolios.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE PORTFOLIOS CAREFULLY BEFORE INVESTING. THE PROSPECTUSES FOR THE PORTFOLIOS CONTAIN THIS AND OTHER IMPORTANT INFORMATION ABOUT THE PORTFOLIOS. THE PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE INVESTING. IN ORDER TO OBTAIN COPIES OF TRUST PROSPECTUSES THAT DO NOT ACCOMPANY THIS PROSPECTUS, YOU MAY CALL ONE OF OUR CUSTOMER SERVICE REPRESENTATIVES AT 1-800-223-5790.

                          PROGRAM INVESTMENT OPTIONS

THE GUARANTEED OPTIONS


We offer one guaranteed option:

..   the Guaranteed Interest Option ("GIO");

We also have three other guaranteed options for existing contract owners who have allocated values to them:

..   two Guaranteed Rate Accounts (GRAs),

..   Guaranteed Interest Option (GIO), and


..   our Money Market Guarantee Account.


The two GRAs and the Money Market Guarantee Account are no longer being sold.

We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the GRAs and GIO become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the New York Department of Financial Services and to insurance laws and regulations of all jurisdictions in which we are authorized to do business. Interests in the general account have not been registered under the Securities Act of 1933, nor is the general account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the Securities Act of 1933 or Investment Company Act of 1940. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.


Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.

GUARANTEED RATE ACCOUNTS

As of July 10, 2015, you were able to maintain any amounts you have in the Guaranteed Rate Accounts, but you were no longer able to contribute or transfer additional amounts to these accounts as of that date. Any amounts that currently remain in the Guaranteed Rate Accounts will continue to earn interest at the quoted interest rate until maturity or withdrawn. See "Maturing GRAs" in the SAI for more information.

RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

..   You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

..   As of July 10, 2015, you may not transfer other amounts at any time to a
    GRA at the current guaranteed rate.

..   Withdrawals may be made from a GRA before maturity if: you are disabled;
    you attain age 70 1/2; you die; or you are not self-employed and your employment is terminated.

..   You may not remove GRA funds to take a loan.

..   Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.

THE GRA GUARANTEES

AXA Equitable Life Insurance Company guarantees all contributions allocated to GRAs.


GUARANTEED INTEREST OPTION

The Guaranteed Interest Option will be available as an investment option on or about November 28, 2016. The GIO is part of our general account, pays interest at guaranteed rates, and provides an investment option in which the value of the principal will not fluctuate. Contributions allocated to the GIO will receive the interest rate in effect for that business day.

We credit interest daily to amounts in the GIO. We set interest rates monthly. All interest rates are effective annual rates net of program expense and other expenses. Your lifetime minimum rate is 1.00%. The current interest rate will never be less than the lifetime minimum rate.

Transfers to and from the GIO to other investment options are permitted. Withdrawals are also permitted from the GIO, subject to a market value adjustment if plan-initiated. See "Procedures for withdrawals, distributions and transfers -- Plan-initiated withdrawals and the market value adjustment" in the SAI for more information.


MONEY MARKET GUARANTEE ACCOUNT


On January 27, 2017, the Money Market Guarantee Account was closed to new contributions and loan repayments. Any amounts you have in the Money Market Guarantee Account can remain in your account, but you can no longer transfer or contribute any additional amounts to your account. Any amounts that remained in your Money Market Guarantee Account will continue to accrue interest as described below.

You can always transfer amounts out of the Money Market Guarantee Account to another investment option, or take distributions from the Money Market Guarantee Account, but you can no longer transfer any such amounts back into the Money Market Guarantee Account.


THE MONEY MARKET GUARANTEE ACCOUNT GUARANTEE

We guarantee the amount of your contributions to the Money Market Guarantee Account and the interest credited. We hold assets in our Separate Account
No. 43 sufficient to pay all principal and accrued interest under the Money Market Guarantee Account option, less applicable fees, as required by law. Assets we hold in Separate Account No. 43 attributable to ADA participants are available to Program participants who have allocated amounts to the Money Market Guarantee Account. We may not use these amounts to satisfy obligations that may arise out of any other business we conduct. If the assets in Separate Account No. 43 are insufficient to provide for payment of all principal and accrued interest under the Money Market Guarantee Account, we will transfer additional assets into Separate Account No. 43 from AXA Equitable's general account, to make up for any shortfall. We may remove assets from Separate Account No. 43 that are in excess of those attributable to the combined account values of all ADA participants.

Please see Appendix I later in this prospectus for variations that may apply in your state.

CALCULATION OF OUR RATES. The interest rate we credit to the Money Market Guarantee Account approximates:

(1)the average over each calendar year of "domestic prime" money market funds (funds with the highest quality investments); plus

(2)an amount which approximates the average expenses deducted from such funds; LESS

(3)0.15% (Administration Fee) and the applicable Program Expense Charge. See "Charges and expenses" later in this prospectus.

                          PROGRAM INVESTMENT OPTIONS

2. How we value your account balance

--------------------------------------------------------------------------------

We credit the full amount of your contributions under the Program. At any time, your value under the Program is the "account balance" in the Funds, the GRAs, GIO and the Money Market Guarantee Account to which you have allocated contributions. These amounts are subject to certain fees and charges that are reflected in your account balance, as applicable. See "Charges and expenses" in your prospectus.


FOR AMOUNTS IN THE FUNDS

When you invest in a Fund, your contribution or transfer purchases "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer request. A contribution or a transfer request will be effective on the business day we receive the contribution or the transfer request. Contributions and transfer requests received after the end of a business day will be credited the next business day. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
OUR "BUSINESS DAY" IS GENERALLY ANY DAY THE NEW YORK STOCK EXCHANGE IS OPEN FOR REGULAR TRADING AND GENERALLY ENDS AT 4:00 P.M. EASTERN TIME (OR AS OF AN EARLIER CLOSE OF REGULAR TRADING). A BUSINESS DAY DOES NOT INCLUDE A DAY ON WHICH WE ARE NOT OPEN DUE TO EMERGENCY CONDITIONS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION. WE MAY ALSO CLOSE EARLY DUE TO SUCH EMERGENCY CONDITIONS. FOR MORE INFORMATION ABOUT OUR BUSINESS DAY AND OUR PRICING OF TRANSACTIONS, PLEASE SEE "DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR."
--------------------------------------------------------------------------------

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.

HOW WE DETERMINE THE UNIT VALUE

We determine the unit value for each Fund at the end of each business day. The unit value for each Fund is calculated by first determining a gross unit value, which reflects only investment performance, and then adjusting it for Fund expenses to obtain the Fund unit value. We determine the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day. We calculate the net investment factor as follows:

..   First, we take the value of the Fund's assets at the close of business on the preceding business day.

..   Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

..   Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

..   Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund unit value is calculated on every business day by multiplying the Fund unit value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a)is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b)is the charge to the Fund for that month for the daily accrual of fees and other expenses times the number of days since the end of the preceding month.

HOW WE VALUE THE ASSETS OF THE FUNDS

The Funds invest in corresponding Portfolios of AXA Premier VIP Trust and EQ Advisors Trust (the "Investment Trusts"), and the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Investment Trust for information on valuation methodology used by the corresponding Portfolios.

FAIR VALUATION

The Funds may invest in securities and other assets for which market quotations are not readily available (or for which market quotations may not be reliable), which are valued at their fair value under policies and procedures established by the Investment Trusts. For more information, please see the prospectus for the applicable Investment Trust.

The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method deemed to reflect fair value. Such a policy is intended to assure that the net asset value of a separate account or fund fairly reflects security values as of the time of pricing.

                       HOW WE VALUE YOUR ACCOUNT BALANCE

3. Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer some or all of your amounts among the investment options if you participate in the IRS Pre-Approved Plan. Participants in other plans may make transfers as allowed by the plan.


No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs are no longer permitted as of July 10, 2015. No transfers to the Money Market Guarantee Account are permitted as of January 27, 2017. Transfers to and from the other investment options are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of the Investment Trusts. In addition, we reserve the right to restrict transfers among investment options as described in your contract including limitations on the number, frequency or dollar amount of transfers.


Please see "Allocating Program contributions" in "The Program" for more information about your role in managing your allocations.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Fund or the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the Funds or the underlying portfolios. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a Fund or portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a Fund or portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so investment performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a Fund or portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a Fund or portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Funds or portfolios that invest a significant portion of their assets in foreign securities or the securities of small and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than Funds or portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectus for the Investment Trusts for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all contract owners/participants.

We offer investment options with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "Investment Trusts"). The Investment Trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the Investment Trust obtains from us owner trading activity. The Investment Trusts currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. Each Investment Trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the Investment Trusts for more information.

When a contract owner/participant is identified in connection with potentially disruptive transfer activity for the first time, a letter is sent to the contract owner/participant explaining that AXA Equitable has a policy against disruptive transfer activity and that if such activity continues, certain transfer privileges may be eliminated. If and when the contract owner/participant is identified a second time as engaged in potentially disruptive transfer activity under the contract, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or an Investment Trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners/participants uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that the Investment Trusts may impose a redemption fee designed to discourage frequent or disruptive trading by contract owners/participants. As of the date of this prospectus, the Investment Trusts had not implemented such a fee. If a redemption fee is

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT
implemented by the Investment Trusts, that fee, like any other Investment Trust fee, will be borne by the contract owner/participant.

Contract owners/participants should note that it is not always possible for us and the Investment Trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans that provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading in the Investment Trust portfolios at the separate account level, contract owners/participants may engage in frequent trading which may not be detected, for example due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the Investment Trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.

OUR AUTOMATED VOICE RESPONSE SYSTEM AND OUR INTERNET WEBSITE

Participants may use our Automated Voice Response System, or our internet website to transfer between investment options, obtain account information, change the allocation of future contributions and hear investment performance information. To use our Automated Voice Response System, you must have a touch-tone telephone. Our internet website can be accessed at www.axa.com/ada.

Employers may also access our Plan Services website to have plan level access to transaction activity, reports, census features, make online contributions and prepare and file annual 5500 reports. The Plan Services website can be accessed at www.axa.com/ada.

We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using the Automated Voice Response System and by the Program website. The procedures require personal identification information, including entering credentials, prior to acting on telephone instructions or accessing information on the internet website, and providing written confirmation of the transfers. We assign credentials to you after we receive your completed enrollment form. Thus, we will not be liable for following telephone instructions, or internet instructions, we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).

PARTICIPANT LOANS

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Account Executives. The number of plan loans outstanding are subject to the terms of the employer's plan.

Loans are subject to restrictions under federal tax laws and ERISA, and are also subject to the limits of the plan. A loan may not be taken from the Guaranteed Rate Accounts prior to maturity. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The participant must pay the interest as required by federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. No participant who has defaulted on a loan under the employer plan shall be granted any additional loans under this plan. Interest paid on a retirement plan loan is not deductible.

CHOOSING BENEFIT PAYMENT OPTIONS

Benefit payments are subject to plan provisions.

The Program offers a variety of benefit payment options for participants in the IRS Pre-Approved Plan. Your plan may allow you a choice of one or more of the following forms of distribution:

..   Qualified Joint and Survivor Annuity

..   Lump Sum Payment

..   Installment Payments

..   Life Annuity

..   Life Annuity -- Period Certain

..   Joint and Survivor Annuity

..   Joint and Survivor Annuity -- Period Certain

..   Cash Refund Annuity

TYPES OF BENEFITS

Under the IRS Pre-Approved Plan, you may select one or more of the forms of distribution explained below once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan. The distribution will be in the form of a life annuity or another form that you choose and is offered by us at the time. We reserve the right to remove or change these annuity payout options, other than the life annuity, or to add another payout option at any time.

The minimum amount that can be used to purchase any type of annuity is $5,000. If the amount to be applied is less than $5,000 or would result in an initial monthly payment of less than $300, we will pay the amount in a lump sum. In most cases a variable annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity from AXA Equitable. The remaining amount will be applied to purchase an annuity on the basis of the Table of Guaranteed Annuity Payments contained in the contract or our then-current annuity rates applicable at that time, whichever would provide a larger benefit. Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. After the contract's fifth anniversary, we may change the actuarial basis used in the Table of Guaranteed Annuity Payments no more often than once every five years. We will provide advance notice of this change, and it will not apply to any annuity benefit that began before the change. Annuities purchased from other providers may also be subject to fees and charges.

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. IN SOME PLANS, THE LAW REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $5,000, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see "Spousal consent requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. You may designate the investment options from which a partial payment will be made. If you do not designate the investment options from which you want the partial payment to be drawn, it will be drawn pro rata from all the investment options in which your account balance is invested. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If you terminated employment and your vested account balance is less than $1,000, you will receive a lump sum payment of the entire vested amount unless alternate instructions are provided in a reasonable period after receiving your Election of Benefits Package.

PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining account balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election.

LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY -- PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY -- PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.

FIXED AND VARIABLE ANNUITY CHOICES

Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity -- Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity -- Period Certain, you may select either fixed or variable payments. All forms of fixed and variable annuity benefits under the Program will be provided by us. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus.

SPOUSAL CONSENT REQUIREMENTS

Under the IRS Pre-Approved Plan, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or (2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to you reaching age 35, your spouse must consent to the designation and, upon you reaching age 35, must again give his or her consent or the designation will lapse. In some plans, in order for you to make a withdrawal or elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary, your spouse must consent to your election in writing within the 90 day period before your annuity starting date. In addition if you want to designate a non-spouse beneficiary, to consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.

It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent. No spousal consent to a withdrawal or benefit in a form other than a Qualified Joint and Survivor Annuity is required under certain plans that do not offer life annuity benefits.

All of these options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments will be based either on the tables of guaranteed annuity purchase factors in your contract or on our then current annuity purchase factors, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available Funds investing in Portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the Funds, and whether the actual rate of investment return is higher or lower than an assumed base rate.

SPOUSAL CONSENT

If a participant is married and has an account balance greater than $5,000 (except for amounts contributed to the Rollover Account), federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" above.

PROOF OF CORRECT INFORMATION

If any information on which an annuity benefit payable under the contract was based has been misstated, the benefit will not be invalidated, but based on the correct information. AXA Equitable will adjust the amount of the annuity payments with respect to a fixed annuity benefit, the number of variable annuity units with respect to a variable annuity benefit and the amount used to provide the annuity benefit. Overpayments will be charged against any annuity payments and underpayments will be added to any annuity payments made under the annuity benefit after this adjustment. AXA Equitable will provide you with a written explanation, based solely on the information in its possession, of the reason for the adjustment. AXA Equitable's liability to you is limited to the amount of annuity benefit that can be provided on the basis of correct information with the actual amount available under the contract.

BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT

If a participant dies before the entire benefit has been paid, the remaining benefits will be paid to the participant's beneficiary. If a participant dies before he or she is required to begin receiving benefits, a beneficiary may elect from the following payment options:

(a)to receive the death benefit in a lump sum;

(b)to apply the death benefit to the purchase of an Annuity Benefit in a form then offered by us;

(c)to apply the death benefit to provide any other form of benefit then offered by us; or

(d)to apply the death benefit to an account or accounts under the contract maintained for the benefit of the beneficiary.

The law generally requires the entire benefit to be distributed no more than five years after death. There are exceptions: (1) a beneficiary who is not the participant's spouse may elect payments over his or her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin by December 31 of the year following the year of death, (2) if the benefit is payable to the spouse, the spouse may elect to receive benefits over his or her life or a fixed period which does not exceed his/her life expectancy beginning any time up to December 31 of the year the participant would have attained age 70 1/2 or, if later, December 31 of the year after the participant's death, or (3) the spouse or the beneficiary who is not the participant's spouse may be able to roll over all or part of the death benefit to an individual retirement arrangement or, for a spouse only, an annuity under
Section 403(b) of the Code or a governmental employer plan under Section 457 of the Code. If, at death, a participant was already receiving benefits, the beneficiary must continue to receive benefits, subject to the federal income tax minimum distribution rules. Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year. To designate a beneficiary or to change an earlier designation, a participant must have the employer send us a beneficiary designation form. In some cases, the spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Spousal consent requirements" above.

Under the IRS Pre-Approved Plan, on the day we receive proof of death, we automatically transfer the participant's account balance in the Funds to the investment option designated in the contract unless the beneficiary gives us other written instructions. The balance in the Guaranteed Rate Accounts will remain in the Guaranteed Rate Accounts.

A non-spousal beneficiary may be able to directly roll over a death benefit into a new individual retirement arrangement dedicated to making post-death payments.

                     TRANSFERS AND ACCESS TO YOUR ACCOUNT

4. The Program


--------------------------------------------------------------------------------

This section explains the ADA Members Retirement Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds operate within the Program.


ADA Members Retirement Program consists of either a defined contribution IRS Pre-Approved Plan and Separate Trust ("IRS Pre-Approved Plan and Trust") that is sponsored by AXA Equitable or, for Employers who prefer to use their own individually designed or an IRS Pre-Approved defined contribution Plan document, in conjunction with the Plan's Trust, or the Pooled Trust. The Program offers, according to the terms of either the IRS Pre-Approved Plan and Trust or Pooled Trust, a group variable annuity Contract as a funding vehicle for employers who sponsor qualified retirement Plans. The Program is endorsed by the ADA, and the Trustee under the Separate Trust is Reliance Trust Company.
The Program had        participants and $       billion in assets on
December 31, 2016.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us -- Information on joining the Program" earlier in the prospectus.

ELIGIBLE EMPLOYERS

You can adopt the Program if you or at least one of your partners or other shareholders is a member of: (1) the ADA, (2) a constituent or component society of the ADA, or (3) an ADA-affiliated organization. Participation by an affiliated organization must first be approved by the ADA's Council on Insurance and Retirement Programs.

SUMMARY OF PLAN CHOICES

You have a choice of two retirement plan arrangements under the Program. You can:

..   Choose the IRS PRE-APPROVED PLAN AND TRUST -- which automatically gives you a full range of services from AXA Equitable. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the IRS Pre-Approved Plan and Trust, your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------
THE IRS PRE-APPROVED PLAN IS A DEFINED CONTRIBUTION MASTER PLAN THAT CAN BE ADOPTED AS A PROFIT SHARING PLAN, A DEFINED CONTRIBUTION PENSION PLAN, OR BOTH. TRADITIONAL 401(K), SIMPLE 401(K), AND SAFE HARBOR 401(K) ARE ALSO AVAILABLE. A ROTH 401(K) OPTION IS AVAILABLE FOR ALL 401(K) PLAN TYPES.
--------------------------------------------------------------------------------


..   Maintain your own INDIVIDUALLY DESIGNED PLAN -- and use the Pooled Trust
    for investment options in the Program and your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans.

--------------------------------------------------------------------------------
THE POOLED TRUST IS AN INVESTMENT VEHICLE USED WITH INDIVIDUALLY DESIGNED QUALIFIED RETIREMENT PLANS. IT CAN BE USED FOR BOTH DEFINED CONTRIBUTION AND DEFINED BENEFIT PLANS. WE PROVIDE RECORDKEEPING SERVICES FOR PLAN ASSETS HELD
IN THE POOLED TRUST.
--------------------------------------------------------------------------------

Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.

GETTING STARTED

If you choose the IRS Pre-Approved Plan, you must complete an Adoption Agreement. If you have your own individually designed plan and wish to use the Pooled Trust as an investment vehicle, the trustee of your plan must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your responsibilities as employer" in the SAI.

HOW TO MAKE PROGRAM CONTRIBUTIONS

Contributions can be made using the online contribution feature at www.axa.com/ada by clicking Employer Log-In or by mail to the Association Members Retirement Program, PO Box 13678, Newark, NJ 07188-3678. If using the online contribution feature employers will need their User ID and Password. If the contribution is remitted by mail it must be in the form of a check drawn on a bank in the U.S., clearing through the Federal Reserve System, in U.S. dollars, and made payable to AXA Equitable. Third party checks are not acceptable, except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a contribution if it is received in an unacceptable form. All contributions sent in by mail must be accompanied by a form acceptable to AXA which designates the amount to be allocated to each participant by contribution type. The Statement of Additional Information provides additional details on how to make contributions to the Program.

                                  THE PROGRAM

Contributions are normally credited on the business day that we receive them, provided the Contribution Remittance form is properly completed and matches the check/contribution amount. Contributions are only accepted from the employer for properly enrolled participants. Employees may not send contributions directly to the Program. There is no minimum amount which must be contributed for investment if you adopt either Plan or if you have your own individually designed plan that uses the Pooled Trust.

DISCONTINUANCE OF PROGRAM CONTRIBUTIONS

Contributions under the group annuity contract will continue with respect to the Plan unless one of the following circumstances occurs which would result in the discontinuance of such contributions:

(a)the Internal Revenue Service has determined that the Plan fails to qualify under Section 401(a) of the Code and applicable Treasury Regulation and we receive notice of such fact,

(b)the contract owner notifies us that participation of the Plan under the group annuity contract is to be terminated, in which case the contract owner will discontinue contributions to the contract,

(c)the contract fails to qualify as an annuity; if this occurs, we will have the right, upon receiving notice of such fact, to terminate the group annuity contract, or

(d)we decide to replace the terms of the group annuity contract with terms available under a different group annuity contract issued by AXA Equitable or one of its affiliated or subsidiary life insurance companies for plans qualified under Section 401(a) of the Code and the contract owner disapproves of such change after we provide notice to the contract owner of such change.

Written notice regarding the discontinuance of contributions will be provided.

ALLOCATING PROGRAM CONTRIBUTIONS

The group annuity contract that covers the qualified plan in which you participate is not an investment advisory account, and AXA Equitable is not providing any investment advice or managing the allocations under this contract. In the absence of a specific written arrangement to the contrary, you, as the participant under this contract, have the sole authority to make investment allocations and other decisions under the contract. Your Account Executive is acting as a broker-dealer registered representative, and may not be authorized to act as an investment advisor or to manage the allocations under your contract.

Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.

Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate future contributions (e.g., employer contributions, 401(k) salary deferral contributions) in different percentages than your GRA Maturity Allocations.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974 PROVIDES RELIEF TO A PLAN FIDUCIARY OF A QUALIFIED PLAN WITH PARTICIPANT DIRECTED ACCOUNTS, IF THE FIDUCIARY ALLOCATES TO A QUALIFIED DEFAULT INVESTMENT ALTERNATIVE (QDIA) CONTRIBUTIONS WHICH THE PARTICIPANT HAS FAILED TO DIRECT TO AN INVESTMENT OPTION UNDER THE PLAN AFTER NOTICE BY THE PLAN. THE QDIA UNDER THE ADA PROGRAM IS THE AXA MODERATE ALLOCATION FUND UNLESS THE PLAN FIDUCIARY HAS CHOSEN AN ALTERNATE QDIA. IF YOU HAVE NOT SELECTED AN INVESTMENT OPTION(S) UNDER THE PROGRAM TO ALLOCATE YOUR CONTRIBUTIONS, THE PLAN FIDUCIARY WILL ALLOCATE YOUR CONTRIBUTIONS TO THE PLAN'S QDIA, AFTER THE FIDUCIARY HAS GIVEN YOU NOTICE IN ACCORDANCE WITH THE REGULATIONS. AFTER FUNDS HAVE BEEN ALLOCATED TO THE PLAN'S QDIA, YOU MAY REALLOCATE THOSE FUNDS TO ANY OTHER INVESTMENT OPTION UNDER THE PROGRAM.

WHEN TRANSACTION REQUESTS ARE EFFECTIVE. Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the IRS Pre-Approved Plan, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.

DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to federal income tax, and penalty taxes. See "Tax information" later in this prospectus and the SAI.


AMOUNTS IN THE FUNDS , THE GUARANTEED INTEREST OPTION AND MONEY MARKET GUARANTEE ACCOUNT. These are generally available for distribution at any time, subject to the provisions of your plan. However, there may be a delay for withdrawals from the Funds if there is any delay in redemptions from the corresponding portfolio of the Investment Trusts.


AMOUNTS IN THE GUARANTEED RATE ACCOUNTS. Withdrawals generally may not be taken from GRAs prior to maturity. See "Guaranteed Rate Accounts."

Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which:

(1)the New York Stock Exchange is closed or restricts trading,

(2)the SEC determines that an emergency exists as a result of which sales of securities or determination of fair value of a variable investment option's assets is not reasonably practicable, or

                                  THE PROGRAM

(3)the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

IF YOUR PLAN IS AN EMPLOYER OR TRUSTEE-DIRECTED PLAN, YOU AS THE EMPLOYER ARE RESPONSIBLE FOR ENSURING THAT THERE IS SUFFICIENT CASH AVAILABLE TO PAY BENEFITS.

RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and the SAI. You should discuss your options with a qualified financial advisor. Our Account Executives also can be of assistance.

You should discuss your options with a qualified financial advisor. Our Account Executives also can be of assistance. In general, under the IRS Pre-Approved Plan, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Choosing benefit payment options" under "Transfers and access to your account" earlier in this prospectus, "Tax information" later in this prospectus and the SAI for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age
70 1/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 70 1/2 or retirement from the employer sponsoring the plan.

Distributions must be made according to the terms of the plan, rules in the Code and Treasury Regulations. Certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from annuity contracts funding qualified plans and other tax qualified retirement arrangements such as IRAs. These provisions could apply to participants who satisfy required minimum distributions through annual withdrawals instead of receiving annuity payments. For this purpose additional annuity contract benefits may include enhanced death benefits and guaranteed minimum income benefits. Currently we believe that these provisions would not apply to ADA Members Retirement Program contracts because of the type of benefits provided under the contract. However, you should consider the potential implication of these Regulations before you purchase or contribute to this annuity contract.

..   A participant may withdraw all or part of his/her account balance under either Plan attributable to post-tax employee contributions at any time, provided that he/she withdraw at least $300 at a time (or, if less, your entire post-tax account balance).

..   If a participant is married, his/her spouse must generally consent in writing before he/she can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 59 1/2.

..   Employees may generally not receive a distribution prior to severance from employment.

..   Hardship withdrawals before age 59 1/2 may be permitted under 401(k) and certain other profit sharing plans.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that participants ask his/her employer what types of withdrawals are available under his/her plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.

Generally participants may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts" earlier in this prospectus.

                                  THE PROGRAM

5. Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under the Program:

(1)Charges based on the value of your assets in the Plan Trusts -- these apply to all amounts invested in the Plan Trusts (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2)Plan and transaction charges -- these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the guaranteed options.

   We deduct amounts for the 3-year or 5-year GRA from each GRA.

   We make no deduction from your contributions or withdrawals for sales expenses.

ANNUITY ADMINISTRATIVE CHARGE

If a participant elects a variable annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment. The minimum amount that can be converted to an annuity, so that the charge would apply, is $5,000. Annuities purchased from other providers may also be subject to fees and charges.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain applicable taxes that may be imposed on us, such as our state premium tax. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 1%.

We reserve the right to deduct any applicable charges such as our premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.

PROGRAM EXPENSE CHARGE

(BASED ON AMOUNTS INVESTED IN THE PROGRAM)


We assess the Program expense charge as a daily charge calculated at an annual rate of your account balance held in the Plan Trusts. Based on the number of participants in the program and the assets in the Plan Trusts, we anticipate that the Program expense charge for the 12 month period beginning May 1, 2017 will be 0.49%. Under the terms of the contract, the maximum Program expense charge is 1.00%. The purpose of this charge is to cover the expenses that we incur in connection with the Program.

We apply the Program expense charge toward the cost of maintenance of the investment and options, the promotion of the Program, Funds, Guaranteed Rate Accounts, Guaranteed Interest Option, Money Market Guarantee Account, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial, accounting costs, office equipment and stationery. During
2016 we received $       compensation under the Program Expense Charge.


FUND RELATED OTHER EXPENSES

(BORNE BY THE PORTFOLIOS AND FUNDS AND BASED ON AMOUNTS INVESTED IN THE PROGRAM)

Certain other expenses are charged directly to the investment funds. These include SEC filing fees and certain related expenses such as printing of SEC filings, prospectuses and reports, mailing costs, custodians' fees, financial accounting costs, outside auditing and legal expenses, and other costs related to the Program.

THE IRS PRE-APPROVED PLAN AND INDIVIDUALLY-DESIGNED PLAN FEES (PLAN AND TRANSACTION EXPENSES)

RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and report fee from each participant's account balance. We charge this fee in part to offset the expenses that we incur in providing the participant-level record-keeping and reporting that we perform for those enrolled in the Program. This fee is:

-------------------------------------------------------------
   IRS Pre-Approved            $3 per quarter
   Plan participants
-------------------------------------------------------------
   Investment Only             $1 per quarter
-------------------------------------------------------------

ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or Plan Trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.

PORTFOLIO OPERATING EXPENSES

(BORNE BY THE PORTFOLIOS AND FUNDS AND BASED ON AMOUNTS INVESTED IN THE PROGRAM)

The Funds are indirectly subject to investment management fees and other expenses charged against assets of the corresponding Portfolios of the Investment Trusts. These expenses are described in the Investment Trusts' prospectuses.

                             CHARGES AND EXPENSES

FEES PAID TO THE AMERICAN DENTAL ASSOCIATION

We may pay the American Dental Association a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.

GENERAL INFORMATION ON FEES AND CHARGES


We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. For the year 2016, we received total fees and charges under the
Program of $      .

                             CHARGES AND EXPENSES

6. Tax information

--------------------------------------------------------------------------------

In this section, we briefly outline current federal income tax rules relating to the adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI.

Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect annuity contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of an annuity contract. We cannot predict, what, if any, legislation will actually be proposed or enacted that may affect annuity contracts.

We cannot provide detailed information on all tax aspects of the Program, plans and contracts. Moreover, the tax aspects that apply to a particular person's situation may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts, or payments under plans or contracts, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate, or inheritance taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.

FOREIGN ACCOUNT TAX COMPLIANCE ACT ("FATCA")

Even though this section in the Prospectus discusses consequences to United States individuals you should be aware that the Foreign Account Tax Compliance Act ("FATCA") which applies to certain U.S.-source payments may require AXA Equitable and its affiliates to obtain specified documentation of an entity's status before payment is made in order to avoid punitive 30% FATCA withholding. The FATCA rules are initially directed at foreign entities, and may presume that various U.S. entities are "foreign" unless the U.S. entity has documented its U.S. status by providing Form W-9. Also, in future years FATCA and related rules may require us to document the status of certain contractholders, as well as report contract values and other information for such contractholders. For this reason AXA Equitable and its affiliates intend to require appropriate status documentation at purchase, change of ownership, and affected payment transactions including death benefit payments. FATCA and its related guidance is extraordinarily complex and its effect varies considerably by type of payor, type of payee and type of recipient.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with retirement plans qualified under Code section 401. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the selection of Funds, availability of guaranteed options, and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally, only your post-tax contributions, if any, are not taxed when distributed.

If an employer's 401(k) plan permits, an employee may designate some or all of elective deferral contributions as "designated Roth contributions", which are made on a post-tax basis to the 401(k) arrangement. Designated Roth contributions must be separately accounted for. If certain timing and distribution event requirements are satisfied, distributions from a designated Roth contribution account under a 401(k) plan will be tax-free. If both the aging and event tests are not met, earnings attributable to a designated Roth account may be includible in income. Distributions from a designated Roth contribution account may be rolled over to other designated Roth contribution accounts under an eligible retirement plan (401(k) plan, 403(b) plan, governmental employer Section 457 plan) or to Roth IRAs.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be rolled over to another "eligible retirement plan" which will accept the rollover. Eligible retirement plans include qualified plans, individual retirement arrangements ("IRAs"),
Section 403(b) plans, and governmental employer Section 457(b) plans. Eligible rollover distributions may also be rolled over to another eligible retirement plan within 60 days of the receipt of the distribution, but the distribution will be subject to mandatory 20% federal income tax withholding if the distribution is not directly rolled over. If the eligible rollover distribution is directly rolled over, there is no mandatory 20% federal income tax withholding. Eligible rollover distributions to employees under age 59 1/2 may be subject to an additional 10% federal income tax penalty if the distribution is not rolled over. After 2015, eligible rollover distributions from qualified plans may also be rolled over to a SIMPLE IRA. We anticipate that regulatory guidance will be necessary before we implement rollovers into SIMPLE IRAs. An employee's surviving spouse beneficiary may also roll over an eligible rollover distribution to another eligible retirement plan under certain circumstances. A non-spousal death beneficiary may be able to directly roll over death benefits to a new traditional inherited IRA under certain circumstances. Distributions from a qualified plan can also be rolled over to a Roth IRA. Any taxable portion of the amount rolled over will be taxed at the time of the rollover. See "Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.

                                TAX INFORMATION

The IRS has issued ordering rules and related guidance on allocation between pre-tax and post-tax amounts on distributions from the plan before annuity payments start, including distributions to be made to multiple destinations, and the effect of direct rollovers. This guidance indicates that all disbursements from the plan that are "scheduled to be made at the same time" are treated as a single distribution even if the recipient has directed that the disbursement be divided among multiple destinations. Multiple destinations include payment to the recipient and direct rollovers to one or more eligible retirement plans.

The guidance generally requires that the pre-tax amount for the aggregated distribution is first assigned to the amount directly rolled over to one or more eligible retirement plans (so that the pre-tax amount would not be currently taxable). If the recipient wants to divide the direct rollover amount among two or more eligible retirement plans, before the distribution is made, the recipient can choose how the pre-tax amount is to be allocated among the plans. (We expect to have forms for this choice.)

If the pre-tax amount for the aggregated distribution is more than the amount directly rolled over, the guidance indicates that any remaining pre-tax amount is next assigned to any 60-day rollovers up to the amount of the 60-day rollovers. (Please note that the recipient is responsible for the tax treatment of 60-day rollovers and that our information report on Form 1099-R will reflect distribution to the recipient and any required 20% withholding.) The guidance further indicates that any remaining pre-tax amount after assignment of the pre-tax amount to direct rollovers and 60-day rollovers is includible in gross income. Finally, if the amount rolled over to an eligible retirement plan exceeds the portion of the pre-tax amount assigned or allocated to the plan, the excess is a post-tax amount.

This guidance clarifies that a plan participant can use rollovers to separate the pre-tax and post-tax amounts of a distribution. For example, if a plan participant takes a distribution of $100,000 from a plan, $80,000 of which is pre-tax and $20,000 of which is attributable to non-Roth post-tax contributions, the participant could choose to allocate the distribution so that the entire pre-tax amount of $80,000 could be directly rolled over to a traditional IRA and the $20,000 non-Roth post-tax contributions could be rolled over to a Roth IRA.

IN-PLAN ROTH ROLLOVER

If the plan permits and according to plan terms, participants who are eligible to take a distribution from their 401(k) retirement plan can convert their existing plan account into the designated Roth account by either a direct rollover or by taking a distribution and then rolling over the account into the designated Roth account within 60 days. Any pre-tax amounts converted must be included in the participant's taxable income for the same year as the conversion.

Tax law permits a plan to allow an internal direct transfer from a pre-tax or non-Roth post-tax account to a designated Roth account under the plan, even though the transferred amounts are not eligible for withdrawal by the individual electing the transaction. Although the transfer would be taxable, it is not clear that withdrawals would be permitted from the designated Roth account under the plan.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.

IN-SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of post-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if they are attributable to your pre-January 1, 1987 contributions under plans that permitted those withdrawals as of May 5, 1986. Amounts that you include in gross income under this rule may also be subject to the additional 10% penalty tax on premature distributions described below. In addition, 20% mandatory federal income tax withholding may also apply.

PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 59 1/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other eligible retirement plan.

The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary),
(c) distributions due to separation from active service after age 55 and
(d) distributions you use to pay deductible medical expenses. See IRS Form 5329 for more information on the additional 10% tax penalty.

WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly rolled over to a qualified plan, Section 403(b) plan, governmental employer plan under
Section 457 of the Code or a traditional IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible rollover distributions and federal income tax withholding" in the SAI. Under the IRS Pre-Approved Plan, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding federal income tax upon distributions to you or your beneficiary.

IMPACT OF TAXES TO AXA EQUITABLE

Under existing federal income tax law, no taxes are payable on investment income and capital gains of the Funds that are applied to increase the reserves under the contracts. Accordingly, AXA Equitable does not anticipate that it will incur any federal income tax liability attributable to income allocated to the variable annuity contracts participating in the Funds and it does not currently impose a charge for federal income tax on this income when it computes unit values for the Funds. If changes in federal tax laws or interpretations thereof would result in AXA Equitable being taxed, then AXA Equitable may impose a charge against the Funds (on some or all contracts) to provide for payment of such taxes.

AXA Equitable is entitled to certain tax benefits related to the investment of company assets, including assets of the separate accounts. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you, since AXA Equitable is the owner of the assets from which tax benefits may be derived.

                                TAX INFORMATION

7. More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS

AMENDMENTS. The group annuity contract may be changed by amendment or replacement provided that such change does not reduce any annuity benefit provided before such change and provided that no rights, privileges, or benefits under the group annuity contract with respect to contributions made prior to the effective date of such change may be adversely affected by an amendment to the group annuity contract without the consent of the participant. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and transfer any amounts in that investment option to another option and (2) offer new investment options with different terms.

TERMINATION. We may terminate the group annuity contract upon 24 months written notice to contract owners. If the contract is terminated, we will not accept further contributions or perform any recordkeeping functions after the date of termination and amounts allocated to the GRAs may be held until maturity.

If your plan's trustee makes arrangements with us, you may be able to continue to invest amounts in the investment options that we provide and elect payment of benefits through us.

ASSIGNMENT. You may not assign your rights or obligations under the contract without AXA Equitable's prior written consent. AXA Equitable may not assign its rights or obligations under the contract without your prior written consent, except that AXA Equitable will not require your written consent to assign the contract to a corporation in which it has a direct or indirect ownership interest, provided that AXA Equitable remains liable for the failure of that corporation to perform its obligations.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator), or (2) prevent plan participants from investing in the separate accounts.

ABOUT THE SEPARATE ACCOUNT

Each Fund is part of our Separate Account No. 206. We established the separate account under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in the Funds for owners of our variable annuity contracts, including our group annuity contracts issued under the Program. The results of the separate account's operations are accounted for without regard to AXA Equitable's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate account and may withdraw any amounts we have in the separate account that exceed our reserves and other liabilities under variable annuity contracts. The amount of some of our obligations is based on the assets in the separate account. However, the obligations themselves are obligations of AXA Equitable. We reserve the right to take certain actions in connection with our operations and the operations of the Funds as permitted by applicable law. If necessary, we will seek approval by participants in the Program. Separate Account No. 206 has twenty-five sub-accounts corresponding to each of the portfolios of the Investment Trusts. Because of exclusionary provisions, Separate Account No. 206 is not subject to regulation under the Investment Company Act of 1940. AXA Equitable is not required to register, and is not registered, as an investment company under the Investment Company Act of 1940.

ABOUT THE GENERAL ACCOUNT


Our general obligations and any guaranteed benefits under the contract, including those that apply to the GRAs, GIO and Money Market Guarantee Account, are supported by AXA Equitable's general account and are subject to AXA Equitable's claims paying ability. An owner should look to the financial strength of AXA Equitable for its claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to the insurer's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about AXA Equitable's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Funds.


The general account is subject to regulation and supervision by the New York State Department of Financial Services and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Interests under the contracts in the general account have not been registered and are not required to be registered under the Securities Act of 1933 because of exemptions and exclusionary provisions that apply. The general account is not required to register as an investment company under the Investment Company Act of 1940.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account. The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CYBERSECURITY

We rely heavily on interconnected computer systems and digital data to conduct our variable product business. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., handware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and

                               MORE INFORMATION
other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate account unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

ABOUT LEGAL PROCEEDINGS

AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in the separate accounts, nor would any of these proceedings be likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of group annuity contract interests under the Program.

FINANCIAL STATEMENTS

The financial statements of Separate Account No. 206, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The financial statements of AXA Equitable have relevance to the contracts only to the extent that they bear upon the ability of AXA Equitable to meet its obligations under the contracts. The SAI is available free of charge. You may request one by writing to our Processing Office or calling 1-800-223-5790.

DISTRIBUTION OF THE CONTRACTS

AXA Equitable performs all marketing and service functions under the contract. No sales commissions are paid with respect to units of interest in any of the separate accounts available under the contract; however, incentive compensation is paid to AXA Equitable employees performing these functions, based upon sales and the amount of first year plan contributions, as discussed in the SAI. The offering of the units is continuous.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send reports annually to employers showing the aggregate account balances of all participants and information necessary to complete annual IRS filings.

The registration statement, including this prospectus and the SAI, can be obtained from the SEC's website at www.sec.gov.

ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.

                               MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the year ended December 31, 2016 has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements of each of the Funds as well as the consolidated financial statements of AXA Equitable are contained in the SAI. Information is provided for the period that each Fund has been available under the Program.


SEPARATE ACCOUNT NO. 206 OF AXA EQUITABLE LIFE INSURANCE COMPANY

The following table shows the unit values and number of units outstanding, as of the applicable date each Fund was first available under the Certificates and the last business day of the period shown.

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015.

-------------------------------------------------------------------------------------------------
                                                      FOR THE YEAR ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                           2015   2014   2013   2012   2011   2010   2009   2008
-------------------------------------------------------------------------------------------------
 ALL ASSET AGGRESSIVE-ALT 25
-------------------------------------------------------------------------------------------------
   Unit Value                             $11.49 $12.05 $11.81 $10.03     --     --     --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       117    100     57     --     --     --     --     --
-------------------------------------------------------------------------------------------------
 ALL ASSET GROWTH-ALT 20
-------------------------------------------------------------------------------------------------
   Unit Value                             $11.19 $11.67 $11.43 $10.04     --     --     --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       106     80     59      4     --     --     --     --
-------------------------------------------------------------------------------------------------
 ALL ASSET MODERATE GROWTH-ALT 15
-------------------------------------------------------------------------------------------------
   Unit Value                             $10.90 $11.34 $11.10 $10.01     --     --     --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       108     94    106     34     --     --     --     --
-------------------------------------------------------------------------------------------------
 AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit Value                             $12.64 $12.89 $12.34 $ 9.79 $ 8.59 $ 9.31 $ 8.26 $ 6.51
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,534  2,677  2,776  2,822  3,018  3,450  3,502  3,180
-------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit Value                             $10.59 $10.64 $10.39 $ 9.99     --     --     --     --
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       344    232     97     --     --     --     --     --
-------------------------------------------------------------------------------------------------
 AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------
   Unit Value                             $12.09 $12.20 $11.85 $10.78 $10.07 $10.16 $ 9.34 $ 8.19
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,036  3,336  3,460  3,609  3,696  3,757  3,652  3,530
-------------------------------------------------------------------------------------------------
 AXA GLOBAL EQUITY MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit Value                             $ 9.56 $ 9.75 $ 9.61 $ 8.00 $ 6.86 $ 7.84 $ 7.06 $ 4.72
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,987  3,136  3,478  3,798  4,112  4,800  4,801  4,000
-------------------------------------------------------------------------------------------------
 AXA INTERNATIONAL CORE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit Value                             $ 8.24 $ 8.63 $ 9.23 $ 7.87 $ 6.78 $ 8.19 $ 7.52 $ 5.57
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     3,365  3,622  3,964  4,257  4,546  4,963  5,192  4,995
-------------------------------------------------------------------------------------------------
 AXA LARGE CAP GROWTH MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit Value                             $17.40 $16.76 $15.13 $11.20 $ 9.87 $10.26 $ 9.02 $ 6.77
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     2,387  2,650  2,867  3,131  3,539  3,690  3,874  4,017
-------------------------------------------------------------------------------------------------
 AXA LARGE CAP VALUE MANAGED VOLATILITY
-------------------------------------------------------------------------------------------------
   Unit Value                             $12.89 $13.47 $12.03 $ 9.10 $ 7.88 $ 8.31 $ 7.40 $ 6.17
-------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       892  1,084  1,029  1,013  1,170  1,232  1,190  1,195
-------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)

---------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED DECEMBER 31,
                                         ----------------------------------------------------------------------
                                           2015     2014     2013     2012     2011     2010     2009    2008
---------------------------------------------------------------------------------------------------------------
 AXA MID CAP VALUE MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  16.01 $  16.64 $  15.04 $  11.33 $   9.58 $  10.59 $   8.69 $  6.44
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        992    1,087    1,035    1,007    1,028      992      957     443
---------------------------------------------------------------------------------------------------------------
 AXA MODERATE ALLOCATION
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  12.05 $  12.18 $  11.85 $  10.50 $   9.68 $   9.94 $   9.07 $  7.78
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)     23,765   25,434   26,805   28,403   30,355   32,369   33,845  35,485
---------------------------------------------------------------------------------------------------------------
 AXA MODERATE-PLUS ALLOCATION
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  12.46 $  12.66 $  12.23 $  10.23 $   9.20 $   9.70 $   8.72 $  7.17
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      6,168    6,767    7,119    7,385    7,783    8,430    8,479   8,562
---------------------------------------------------------------------------------------------------------------
 AXA/AB SMALL CAP GROWTH
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  17.94 $  18.52 $  17.92 $  13.01 $  11.28 $  11.38 $   8.57 $  6.33
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,273    2,375    2,789    3,104    3,176    3,112    3,035   2,944
---------------------------------------------------------------------------------------------------------------
 AXA/TEMPLETON GLOBAL EQUITY MANAGED VOLATILITY
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  12.29 $  12.66 $  12.55 $   9.91 $   8.33 $   9.10 $   8.45 $  6.52
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,696    2,989    3,068    3,122    3,219    3,390    3,451   3,400
---------------------------------------------------------------------------------------------------------------
 CHARTER/SM/ MULTI-SECTOR BOND
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $   9.95 $  10.04 $   9.80 $   9.92 $   9.45 $   9.01 $   8.48 $  7.75
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,567    1,745    1,793    2,121    1,726    1,483    1,359   1,217
---------------------------------------------------------------------------------------------------------------
 EQ/BOSTON ADVISORS EQUITY INCOME
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  13.94 $  14.22 $  13.11 $   9.98       --       --       --      --
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        333      371      319       69       --       --       --      --
---------------------------------------------------------------------------------------------------------------
 EQ/CORE BOND INDEX
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  10.97 $  10.95 $  10.72 $  10.92 $  10.61 $  10.15 $   9.63 $  9.40
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,557    2,804    2,861    3,638    3,472    3,246    3,033   2,776
---------------------------------------------------------------------------------------------------------------
 EQ/EQUITY 500 INDEX
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  16.57 $  16.49 $  14.63 $  11.15 $   9.71 $   9.58 $   8.40 $  6.70
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      8,015    7,958    7,701    7,595    7,960    8,184    8,309   7,862
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO MERGERS AND ACQUISITIONS
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  11.65 $  11.37 $  11.22 $  10.13       --       --       --      --
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)        174      123      138       37       --       --       --      --
---------------------------------------------------------------------------------------------------------------
 EQ/GAMCO SMALL COMPANY VALUE
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  20.81 $  22.12 $  21.51 $  15.51 $  13.19 $  13.70 $  10.36 $  7.35
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      2,029    2,363    2,904    2,478    2,552    2,616    2,025   1,518
---------------------------------------------------------------------------------------------------------------
 EQ/INVESCO COMSTOCK
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $   9.81 $  10.48 $  13.35 $  10.03 $   8.99 $   9.45 $   8.48 $  6.41
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,289    1,414    1,139    1,213    1,416    1,566    1,533   1,450
---------------------------------------------------------------------------------------------------------------
 EQ/JPMORGAN VALUE OPPORTUNITIES
---------------------------------------------------------------------------------------------------------------
   Unit Value                            $  15.91 $  16.32 $  14.30 $  10.56 $   9.12 $   9.65 $   8.61 $  6.53
---------------------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      1,968    2,171    2,252    2,247    2,310    2,310    2,237   2,149
---------------------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2015. (CONTINUED)

------------------------------------------------------------------------------------------------
                                                     FOR THE YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------
                                          2015   2014   2013   2012   2011   2010   2009   2008
------------------------------------------------------------------------------------------------
 EQ/LARGE CAP GROWTH INDEX
------------------------------------------------------------------------------------------------
   Unit Value                            $15.04 $14.38 $12.84 $ 9.72     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      825    733    331     83     --     --     --     --
------------------------------------------------------------------------------------------------
 EQ/MFS INTERNATIONAL GROWTH
------------------------------------------------------------------------------------------------
   Unit Value                            $11.17 $11.18 $11.79 $10.40     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      642    448    445     94     --     --     --     --
------------------------------------------------------------------------------------------------
 EQ/MID CAP INDEX
------------------------------------------------------------------------------------------------
   Unit Value                            $15.15 $15.64 $14.38 $10.88 $ 9.31 $ 9.56 $ 7.63 $ 5.62
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,800  1,712  1,750  1,605  1,716  1,576  1,561  1,548
------------------------------------------------------------------------------------------------
 EQ/MORGAN STANLEY MID CAP GROWTH
------------------------------------------------------------------------------------------------
   Unit Value                            $15.39 $16.33 $16.48 $11.93 $11.00 $11.94 $ 9.05 $ 5.78
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,170  2,414  2,691  2,946  3,239  3,500  2,983  2,558
------------------------------------------------------------------------------------------------
 EQ/SMALL COMPANY INDEX
------------------------------------------------------------------------------------------------
   Unit Value                            $16.81 $17.67 $16.89 $12.32 $10.69 $11.16 $ 8.90 $ 7.08
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,356  1,454  1,572  1,518  1,592  1,564  1,520  1,494
------------------------------------------------------------------------------------------------
 EQ/T. ROWE PRICE GROWTH STOCK
------------------------------------------------------------------------------------------------
   Unit Value                            $19.96 $18.15 $16.75 $12.17 $10.26 $10.49 $ 9.04 $ 6.35
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    3,411  3,583  3,808  4,079  3,803  3,725  3,692  3,351
------------------------------------------------------------------------------------------------
 EQ/WELLS FARGO OMEGA GROWTH
------------------------------------------------------------------------------------------------
   Unit Value                            $14.30 $14.15 $13.67 $ 9.85     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      419    447    548    144     --     --     --     --
------------------------------------------------------------------------------------------------
 MULTIMANAGER CORE BOND
------------------------------------------------------------------------------------------------
   Unit Value                            $10.08 $10.10 $ 9.75 $10.02     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    1,009    878    497    233     --     --     --     --
------------------------------------------------------------------------------------------------
 MULTIMANAGER TECHNOLOGY
------------------------------------------------------------------------------------------------
   Unit Value                            $15.65 $14.77 $13.04 $ 9.60     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      349    396    108      2     --     --     --     --
------------------------------------------------------------------------------------------------
 TARGET 2015 ALLOCATION
------------------------------------------------------------------------------------------------
   Unit Value                            $11.82 $12.08 $11.76 $10.34 $ 9.35 $ 9.64 $ 8.73 $ 7.28
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,854  3,411  3,777  4,006  4,540  4,641  4,834  4,544
------------------------------------------------------------------------------------------------
 TARGET 2025 ALLOCATION
------------------------------------------------------------------------------------------------
   Unit Value                            $12.24 $12.53 $12.07 $10.16 $ 9.03 $ 9.42 $ 8.44 $ 6.87
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    4,888  4,977  5,120  4,886  4,844  5,117  5,124  4,636
------------------------------------------------------------------------------------------------
 TARGET 2035 ALLOCATION
------------------------------------------------------------------------------------------------
   Unit Value                            $12.48 $12.77 $12.25 $10.04 $ 8.82 $ 9.28 $ 8.25 $ 6.59
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)    2,282  2,165  2,087  1,967  1,919  1,925  1,723  1,465
------------------------------------------------------------------------------------------------
 TARGET 2045 ALLOCATION
------------------------------------------------------------------------------------------------
   Unit Value                            $12.50 $12.81 $12.26 $ 9.81 $ 8.53 $ 9.05 $ 8.01 $ 6.29
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)      964    883    839    716    646    549    495    424
------------------------------------------------------------------------------------------------
 TARGET 2055 ALLOCATION
------------------------------------------------------------------------------------------------
   Unit Value                            $ 9.21     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------
   Number of units outstanding (000's)       19     --     --     --     --     --     --     --
------------------------------------------------------------------------------------------------

                  APPENDIX I: CONDENSED FINANCIAL INFORMATION

Appendix II: State contract variations of certain features and benefits

--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this prospectus or vary from the contract's features and benefits as previously described in this prospectus.

STATES WHERE CERTAIN AMERICAN DENTAL ASSOCIATION MEMBERS RETIREMENT PROGRAM FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR VARY:

--------------------------------------------------------------------------------
 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
--------------------------------------------------------------------------------
CONNECTICUT  See "Disruptive transfer          The following sentence is added
             activity" in the "Transfers and   to the end of the fifth
             access to your account" section.  paragraph in this section:
                                               In addition to the foregoing, we
                                               may also refuse any transfer
                                               request if an individual has
                                               made more than one transfer to
                                               or from that same investment
                                               option within the last thirty
                                               days.
--------------------------------------------------------------------------------

MINNESOTA    See "The Money Market Guarantee   We guarantee the amount of your
             Account Guarantee" under "The     contributions to the Money
             guaranteed options" in the        Market Guarantee Account. Any
             "Program investment options"      amount held in the Money Market
             section                           Guarantee Account becomes part
                                               of the assets in our general
                                               account, which supports the
                                               guarantees of your contract and
                                               other contracts. No company
                                               other than AXA Equitable has any
                                               financial responsibility for the
                                               contributions allocated to the
                                               Money Market Guarantee Account
                                               or the interest credited to them.
--------------------------------------------------------------------------------

UTAH         See "Types of benefits" in        The fifth and sixth sentences of
             "Choosing benefit payment         the second paragraph are deleted
             options"                          in their entirety.
--------------------------------------------------------------------------------

    APPENDIX II: STATE CONTRACT VARIATIONS OF CERTAIN FEATURES AND BENEFITS

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                             PAGE

Who is AXA Equitable?                                         2

Funding of the Program                                        2

Your responsibilities as employer                             2

Procedures for withdrawals, distributions and transfers       2

Provisions of the IRS Pre-Approved Plan                       4

Distribution of the contracts                                 6

Custodian and independent registered public accounting firm   6

Financial statements                                          7

CLIP AND MAIL TO US TO RECEIVE A STATEMENT OF ADDITIONAL INFORMATION

To: The ADA Members Retirement Program
   P.O. Box 4872
   Syracuse, NY 13221


----------------------------------------------------------------------------------
Please send me a copy of the Statement of Additional Information for the ADA Members Retirement Program Prospectus dated May 1, 2017.
----------------------------------------------------------------------------------
Name
----------------------------------------------------------------------------------
Address
----------------------------------------------------------------------------------
City                                                                   State  Zip
----------------------------------------------------------------------------------
Copyright 2017 by AXA Equitable Life Insurance Company. All rights reserved.



                                                                        #291110

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a) The following Financial Statements are included in Part B of the Registration Statement:

                  The Financial Statements of AXA Equitable Life
                  Insurance Company and Separate Account No. 206 are included in the Statement of Additional Information which will be filed by Amendment.

         (b)      Exhibits.

The following exhibits correspond to those required by paragraph(b) of item 24 as to exhibits in Form N-4:

       1.           Board of Directors Resolutions.

                    Action, dated April 6, 1999 regarding the establishment of Separate Account 206, dated April 6, 1999 pursuant to Resolution Nos. 21-69, B46-70, B42-84 and B57-91,
                    previously filed with this Registration Statement, File No. 333-77117, on October 25, 1999.

       2.           Custodial Agreements.

                    Not Applicable.

       3.           Underwriting Contracts.

          (a) Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable Life Insurance Company ("AXA Equitable"), AXA Distributors, LLC and AXA Advisors dated July 15, 2002 is incorporated herein by reference to Post-Effective Amendment No. 25 to the EQ Advisor's Trust Registration Statement on Form N-1A (File No. 333-17217 and 811-07953), filed on February 7,2003.

        (a)(i) Amendment No. 1, dated May 2, 2003, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 28 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 10, 2004.

        (a)(ii) Amendment No. 2, dated July 9,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15,2004.

       (a)(iii) Amendment No. 3, dated October 1,2004, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 35 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on October 15, 2004.

        (a)(iv) Amendment No. 4, dated May 1,2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 37 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 7, 2005.

        (a)(v) Amendment No. 5, dated September 30, 2005, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 44 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 5, 2006.

        (a)(vi) Amendment No. 6, dated August 1, 2006, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 51 To the EQ. Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 2, 2007.

       (a)(vii) Amendment No. 7, dated May 1, 2007, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 53 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 27, 2007.

       (a)(viii) Amendment No. 8, dated January 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 56 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on December 27, 2007.

        (a)(ix) Amendment No. 9, dated May 1, 2008, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 61 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 13, 2009.

        (a)(x) Amendment No. 10, dated January 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 64 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on March 16, 2009.

        (a)(xi) Amendment No. 11, dated May 1, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 67 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on April 15, 2009.

       (a)(xii) Amendment No. 12, dated September 29, 2009, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 70 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on January 21, 2010.

       (a)(xiii) Amendment No. 13, dated August 16, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

       (a)(xiv) Amendment No. 14, dated December 15, 2010, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15, 2002 incorporated herein by reference to Post-Effective Amendment No. 77 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 3, 2011.

       (a)(xv) Amendment No. 15, dated June 7, 2011, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable, AXA Distributors, LLC and AXA Advisors dated July 15,2002 incorporated herein by reference and/or previously filed with Post-Effective Amendment No. 84 To the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on August 17, 2011.

       (a)(xvi) Amendment No. 16, dated April 30, 2012, to the Amended and Restated Participation Agreement among EQ Advisors Trust, AXA Equitable and AXA Distributors, LLC, dated July 15,2002 incorporated herein by reference to Post-Effective Amendment No. 96 to the EQ Advisor's Trust Registration Statement (File No. 333-17217) on Form N-1A filed on February 7, 2012.

       (a)(b)(i) Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

       (a)(b)(ii) Amendment No. 1 dated as of June 4, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

       (a)(b)(iii) Amendment No. 2 dated as of October 21, 2013 to the Second Amended and Restated Participation Agreement among the Trust, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated May 23, 2012, incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on July 22, 2013.

       (a)(b)(iv) Amendment No. 3, dated as of April 4, 2014 ("Amendment No. 3"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

       (a)(b)(v)    Amendment No. 4, dated as of June 1, 2014 ("Amendment
                    No. 4"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 30, 2014.

       (a)(b)(vi) Amendment No. 5, dated as of July 16, 2014 ("Amendment No. 5"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on February 5, 2015.

       (a)(b)(vii) Amendment No. 6, dated as of April 30, 2015 ("Amendment No. 6"), to the Second Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among EQ Advisors Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to EQ Advisors Trust Registration Statement on Form N-1A (File No. 333-17217) filed on April 16, 2015.

          (b) Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on December 10, 2001.

        (b)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 6 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 25, 2004.

        (b)(ii) Amendment No. 2, dated as of May 1, 2006 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3, 2001 incorporated herein by reference to Post-Effective Amendment No. 16 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on June 1, 2006.

       (b)(iii) Amendment No. 3, dated as of May 25, 2007 to the Participation Agreement among AXA Premier VIP Trust, AXA Equitable, AXA Advisors, AXA Distributors, LLC and EDI dated as of December 3,2001 incorporated herein by reference to Post-Effective Amendment No. 20 to AXA Premier VIP Trust Registration Statement (File No. 333-70754) on Form N-1A filed on February 5, 2008.

        (b)(iv) Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on July 22, 2013.

        (b)(v) Amendment No. 1 dated as of October 21, 2013, to the Amended and Restated Participation Agreement among the Registrant, AXA Equitable, FMG LLC and AXA Distributors, LLC, dated as of May 23, 2012, incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on October 2, 2013.

        (b)(vi) Amendment No. 2, dated as of April 18, 2014 ("Amendment No. 2") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

       (b)(vii) Amendment No. 3, dated as of July 8, 2014 ("Amendment No. 3") to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement") by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

       (b)(viii) Amendment No. 4, dated as of December 10, 2014 ("Amendment No. 4"), to the Amended and Restated Participation Agreement, dated as of May 23, 2012, as amended ("Agreement"), by and among AXA Premier VIP Trust ("Trust"), AXA Equitable Life Insurance Company, AXA Equitable Funds Management Group, LLC and AXA Distributors, LLC (collectively, the "Parties"), incorporated herein by reference to AXA Premier VIP Trust Registration Statement on Form N-1/A (File No. 333-70754) filed on January 12, 2015.

           (c) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, previously filed with this Registration Statement (File No. 2-30070) on April 19, 2004.

         (c)(i) First Amendment dated as of January 1, 2003 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

         (c)(ii) Second Amendment dated as of January 1, 2004 to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

        (c)(iii) Third Amendment dated as of July 19, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

        (c)(iv) Fourth Amendment dated as of November 1, 2004 to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-127445), filed on August 11, 2005.

         (c)(v) Fifth Amendment dated as of November 1, 2006, to General Agent Sales Agreement dated as of January 1, 2000 by and between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on April 24, 2012.

        (c)(vi) Sixth Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) filed on
                    April 24, 2012.

        (c)(vii) Seventh Amendment dated as of February 15, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) to Exhibit 3(r), filed April 20, 2009.

       (c)(viii) Eighth Amendment dated as of November 1, 2008, to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries previously filed with this Registration Statement on Form N-4 (File No. 2-30070) filed on April 20, 2009.

        (c)(ix) Ninth Amendment dated as of November 1, 2011 to General Agent Sales Agreement dated as of January 1, 2000 by and between AXA Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries incorporated herein by reference to the Registration Statement filed on Form N-4 (File No. 333-05593) filed on April 24, 2012.

        (c)(x) Tenth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (c)(xi) Eleventh Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (c)(xii) Twelfth Amendment dated as of November 1, 2013, to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-178750) filed on October 16, 2014.

        (c)(xiii) Thirteenth Amendment dated as of October 1, 2014 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-202147), filed on September 9, 2015.

        (c)(xiv) Fourteenth Amendment dated as of August 1, 2015 to General Agent Sales Agreement dated as of January 1, 2000, by and between AXA Equitable Life Insurance Company (formerly known as The Equitable Life Assurance Society of the United States) and AXA Network, LLC and its subsidiaries, incorporated herein by reference to this Registration Statement on Form N-4 (File No. 2-30070), filed on April 19, 2016.

          (d) Distribution and Servicing Agreement among Equico Securities, Inc., (now AXA Advisors, LLC) Equitable and Equitable Variable dated as of May 1, 1994, incorporated by reference to Exhibit No. 3(c) to Registration Statement (File No. 2-74667) filed on Form N-4 on April 4, 1995.

          (e) Servicing Agreement among Legg Mason Wood Walker ("Legg Mason") and Equitable Life Assurance Society dated July 12, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

          (f) Servicing Agreement among Equitable Life Assurance Society, Strong Investor Services, Inc. and Strong Investments Inc. dated July 22, 2002 previously filed with this Registration Statement, File No. 333-104774, on April 25, 2003.

       4.           Contracts. (Including Riders and Endorsements)

          (a) Exhibit 6(a)(2) (Group Annuity Contract AC 2100, as amended and restated effective February 1, 1991 on contract Form No. APC 1,000- 91, among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-40162, filed December 20, 1991.

          (b) Rider No. 1 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans
                  and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (c) Form of Rider No. 2 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (d) Rider No. 3 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

             (e) Form of Rider No. 4 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed April 29, 1994.

             (f) Form of Rider No. 5 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-75616 on Form N-4 of Registrant, filed on February 27, 1995.

             (g) Form of Rider No. 6 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, previously filed with Registration Statement on Form N-4 No. 33-63113 on September 29, 1995.

             (h) Form of Rider No. 7 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 33-63113 on Form N-4 of Registrant, filed on November 21, 1995.

             (i) Form of Rider No. 8 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-01301 on Form N-4 of Registrant filed April 30, 1996.

             (j) Form of Rider No. 9 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration Statement No. 333-25807 on form N-4, filed on April 24, 1997.

             (k) Form of Rider No. 10 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

             (l) Form of Rider No. 11 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

             (m) Form of Rider No. 12 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of

                  Registrant, filed April 27, 2006.

             (n) Form of Rider No. 13 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

             (o) Form of Rider No. 14 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-124408 on Form N-3 of Registrant, filed April 27, 2006.

             (p) Form of Rider 15 to Group Annuity Contract AC 2100 among the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit 6(p) to Registration Statement No. 333-124408 on Form N-3, filed on April 27, 2007.

             (q) Form of Rider 1 Attached to and made part of Group Annuity Contract No. AC [5108] between AXA Equitable Life Insurance Company ("AXA Equitable") and [Reliance Trust Company, As Trustee], Contract Holder (Form No. 2014ADAREV), previously filed with this Registration Statement on Form N-4 (File No. 333-142455) on April 23, 2015.

          5.      Applications.

             (a) Exhibit 11(a)(2) (Form of American Dental Association Members Retirement Plan, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

             (b) Exhibit 11(g)(2) (Form of American Dental Association Members Retirement Trust, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

             (c) Exhibit 11(i) (Form of First Amendment to the American Dental Association Members Retirement Trust), incorporated by reference to Post-Effective

                  Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

             (d) Exhibit 11(o) (Copy of Administration Services Agreement, dated May 1, 1994, among The Equitable Life Assurance Society of the United States, the Trustees of the American Dental Association Members Retirement Trust, and of the American Dental Association Members Pooled Trust for Retirement Plans and the Council of Insurance of the American Dental Association), incorporated by reference to Registration Statement No. 33-75614 on Form N-3 of Registrant, filed February 23, 1994.

             (e) Exhibit 11(j) (Copy of American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

             (f) Exhibit 11(k) (Form of First Amendment to the American Dental Association Members Pooled Trust for Retirement Plans, dated as of January 1, 1984), incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 33-40162 on Form N-3 of Registrant, filed December 20, 1991.

             (g) Form of Basic Plan Document (No. 1) for the Volume Submitter Plan as filed with the Internal Revenue Service in November 2003, incorporated herein by reference to
                  Exhibit 7(m) to the Registration Statement File No. 333-114881 on Form N-3 with respect to Separate Account 4, filed on April 27, 2004.

             (h) Membership Retirement Program Form of IRS Pre-Approved Defined Contribution Prototype Plan and Trust Basic Plan Document [DC-BPD #03] as filed with the Internal Revenue Service in April 2012, is incorporated herein by reference to the Registration Statement (File
                  No. 333-142459) filed on April 21, 2016.

             (i) ADA Members Retirement Program Group Annuity Application (Form No. 2014 APP ADA), previously filed with this Registration Statement on Form N-4 (File No. 333-142455) on April 23, 2015.

          6.      Depositor's Certificate of Incorporation And By-Laws.

             (a) Restated Charter of AXA Equitable, as amended August 31, 2010, incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-05593) on April 24, 2012.

             (b) By-Laws of AXA Equitable, as amended September 7, 2004, incorporated herein by reference to Exhibit No. 6.(c) to Registration Statement on Form N-4, (File No. 333-05593), filed on April 20, 2006.

          7.      Reinsurance Contracts. Not Applicable.

          8.      Participation Agreements.

             (a) Exhibit 7(a) (Form of Participation Agreement for the standardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

             (b) Exhibit 7(b) (Form of Participation Agreement for the nonstandardized Profit-Sharing Plan under the ADA Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

             (c) Exhibit 7(e) (Copy of Attachment to Profit Sharing Participation Agreement under the American Dental Association Members Retirement Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

             (d) Exhibit 7(e)(2) (Form of Participant Enrollment Form under the ADA Program), incorporated by reference to Post-Effective Amendment No. 2 on Form N-3 to
                  Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

             (e) Exhibit 7(v) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

             (f) Exhibit 7(w) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post- Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

             (g) Exhibit 7(x) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the ADA Program, as filed with the Internal Revenue Service), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

             (h) Buy-Sell Agreement by and among the Trustees of the American Dental Association Members Retirement Trust and of the American Dental Association Members Pooled Trust for Retirement Plans, The Equitable Life Assurance Society of the United States, Templeton Funds, Inc. and Templeton Funds Distributor, Inc., incorporated by reference to Registration Statement No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (i) Amended and Restated Buy-Sell Agreement effective April 17, 1995 between The Equitable Life Assurance Society of the United States and Franklin Templeton Distributors, Inc., incorporated by reference to Registration Statement No. 33-91588 on Form N-3 of Registrant, filed April 28, 1995.

             (j) ADA Membership Retirement Program Enrollment Form, previously filed with this Registration Statement (File No. 333-142455) on April 24, 2009.

          9.      Legal Opinion.

                  Opinion and Consent of Shane Daly, Esq., Vice President and Associate General Counsel of AXA Equitable, as to the legality of the securities being registered, filed herewith.

          10.     Other Opinions.

             (a) Consent of independent registered public accounting firm, to be filed by Amendment.

             (b)  Powers of Attorney, filed herewith.

          11.     Omitted Financial Statements. Not applicable.

          12.     Initial Capital Agreements. Not applicable.

Item 25.  Directors and Officers of AXA Equitable.

          Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of the Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.


NAME AND PRINCIPAL             POSITIONS AND OFFICES WITH
BUSINESS ADDRESS               AXA EQUITABLE
------------------             --------------------------
DIRECTORS

Thomas Buberl                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                  Director
AXA
25, Avenue Matignon
75008 Paris, France

Barbara Fallon-Walsh           Director
1670 Stephens Drive
Wayne, PA 19087

Daniel G. Kaye                 Director
767 Quail Run
Inverness, IL 60067

Peter S. Kraus                 Director
AllianceBernstein Corporation
1345 Avenue of the Americas
New York, NY 10105

Kristi A. Matus                Director
380 Beacon Street, #2
Boston, MA 02116

Ramon de Oliveira              Director
Investment Audit Practice, LLC
70 South Fifth Street
Park Ridge, NJ 07656

Bertram L. Scott               Director
Novant Health, Inc.
108 Providence Road
Charlotte, NC 28207

Lorie A. Slutsky               Director
The New York Community Trust
909 Third Avenue
New York, NY 10022

Richard C. Vaughan             Director
764 Lynnmore Lane
Naples, FL 34108-7522

OFFICER-DIRECTOR

*Mark Pearson                  Chairman of the Board,
                               Chief Executive Officer, Director and President

OTHER OFFICERS

*Dave S. Hattem                Senior Executive Director and General Counsel

*Heinz-Juergen Schwering       Managing Director and Chief Risk Officer

*Anders B. Malmstrom           Senior Executive Director and Chief Financial
                               Officer

*Marine de Boucad              Senior Executive Director and Chief Human
                               Resources Officer

*Priscilla Sims Brown          Senior Executive Director and Chief Marketing
                               Officer

*Joshua E. Braverman           Senior Executive Director, Chief Investment
                               Officer and Treasurer

*Kermitt J. Brooks             Managing Director and Deputy General Counsel

*Sharon A. Ritchey             Senior Executive Director and Chief Customer
                               Officer

*Michael B. Healy              Executive Director and Chief Information Officer

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*Brian Winikoff                Senior Executive Director and Head of U.S. Life
                               Retirement and Wealth Management

*Adrienne Johnson              Senior Executive Director and Chief
                               Transformation Officer

*Kevin Molloy                  Senior Executive Director

*Todd Solash                   Senior Executive Director

*Keith Floman                  Managing Director and Chief Actuary

*David Kam                     Managing Director and Actuary

*Michel Perrin                 Managing Director and Actuary

*Karen Field Hazin             Lead Director, Secretary and Associate General
                               Counsel

*Naomi J. Weinstein            Lead Director

*Nicholas Huth                 Managing Director, Associate General Counsel
                               and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant

          Separate Account No. 206 of AXA Equitable Life Insurance Company (the "Separate Accounts") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company").

          AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                 (a) The 2015 AXA Group Organizational Charts are incorporated herein by reference to Exhibit 26 (a) to Registration Statement (File No.333-207015) on Form N-6, filed December 23, 2015.

                 (b) The AXA Financial, Inc. - Subsidiary Organization Chart:
Q3-2016 is incorporated herein by reference to Exhibit 26 (b) to Registration Statement (File No.333-05593) on Form N-4 filed December 23, 2016.

Item 27.  Number of Contractowners.

                     As of December 31, 2016 there were 13,073 participants in the American Dental Association Members Program offered by the Registrant, all of which are qualified contracts.

Item 28.  Indemnification

           (a)         Indemnification of Directors and Officers

                       The by-laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

           7.4 Indemnification of Directors, Officer and Employees. (a) To the extent permitted by law of the State of New York and subject to all applicable requirements thereof:

                (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

                (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

                (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

                       (b)To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)

       The directors and officers of AXA Equitable are insured under policies issued by X.L. Insurance Company, Arch Insurance Company, Endurance Specialty Insurance Company, U.S. Specialty Insurance, ACE, Chubb Insurance Company, AXIS Insurance Company and Zurich Insurance Company. The annual limit of such policies is $105 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

           (b)        Indemnification of Principal Underwriter. Not Applicable

                      Presently, there is no Principal Underwriter of the contracts. AXA Equitable provides marketing and sales services for distribution of the contracts. No commissions are paid; however, incentive compensation is paid to AXA Equitable employees who provide these services based upon first year plan contributions and number of plans sold.

           (c)        Undertaking

                      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

           (a) Not applicable. Presently, there is no Principal Underwriter of the contracts. See Item 28(b).

           (b)    See Item 25 of this Part C.

           (c)    Not Applicable.

Item 30.  Location of Accounts and Records

          AXA Equitable Life Insurance Company
          135 West 50th Street
          New York, NY 10020

          1290 Avenue of the Americas
          New York, NY 10104

          500 Plaza Drive
          Secaucus, NJ 07904

Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

The Registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request; and

          (d) AXA Equitable represents that the fees and charges deducted under the Contract described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the Contract.

                                  SIGNATURES

As required by the Securities Act of 1933, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of February, 2017.

                                           AXA EQUITABLE LIFE INSURANCE COMPANY.
                                           (Registrant)

                                           By:  AXA Equitable Life Insurance
                                                Company

                                           By:  /s/ Shane Daly
                                                --------------------------------
                                                Shane Daly
                                                Vice President and Associate
                                                General Counsel

                                  SIGNATURES

       As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 7th day of February, 2017.

                                         AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)

                                         By:  /s/ Shane Daly
                                              ----------------------------------
                                              Shane Daly
                                              Vice President and Associate
                                              General Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*Mark Pearson                  Chairman of the Board, Chief Executive Officer,
                               Director and President

PRINCIPAL FINANCIAL OFFICER:

*Anders B. Malmstrom           Senior Executive Director
                               and Chief Financial Officer

PRINCIPAL ACCOUNTING OFFICER:

*Andrea M. Nitzan              Executive Director, Chief Accounting Officer
                               and Controller

*DIRECTORS:

Thomas Buberl           Barbara Fallon-Walsh         Bertram Scott
Ramon de Oliveira       Daniel G. Kaye               Lorie A. Slutsky
Denis Duverne           Kristi A. Matus              Richard C. Vaughan
Paul J. Evans           Mark Pearson

*By:  /s/ Shane Daly
      --------------------------
      Shane Daly
      Attorney-in-Fact
      February 7, 2017

                                 EXHIBIT INDEX

 EXHIBIT NO.                                                         TAG VALUE
 -----------                                                         ---------

     9       Opinion and Consent of Counsel                          EX-99.9

     10(b)   Powers of Attorney                                      EX-99.10b